Consolidated Schedule of Investments (unaudited) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

Canada — 0.1%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$1,070,853

Cayman Islands(a)(b) — 5.4%
522 Funding CLO Ltd., Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.78%, 04/20/30	USD	1,950	1,950,833
AGL CLO 5 Ltd., Series 2020-5A, Class ER, (3 mo. LIBOR US + 6.45%), 6.60%, 07/20/34		3,000	2,999,812
AGL CLO Ltd.
Series 2020-3A, Class D, (3 mo. LIBOR US + 3.30%), 3.43%, 01/15/33		550	550,080
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 3.23%, 07/15/34		250	249,998
Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 3.83%, 01/20/34		850	854,927
Series 2020-9A, Class D, (3 mo. LIBOR US + 6.35%), 6.48%, 07/15/34		250	250,009
AIG CLO, Series 2021-1A, Class E, (3 mo. LIBOR US + 6.60%), 6.78%, 04/22/34		250	250,157
AIG CLO LLC, Series 2020-1A, Class ER, (3 mo. LIBOR US + 6.30%), 6.44%, 04/15/34		500	493,610
AIMCO CLO, 2017-AA, (3 mo. LIBOR US + 3.15%), 3.28%, 04/20/34		250	250,955
Allegany Park CLO Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 3.70%), 3.83%, 01/20/33		600	600,833
Apidos CLO XXII, 2015-22A, (3 mo. LIBOR US + 2.95%), 3.08%, 04/20/31		250	249,253
Apidos CLO XXXII, Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 3.63%, 01/20/33		250	250,463
Apidos CLO XXXIV, Series 2020-34A, Class E, (3 mo. LIBOR US + 7.25%), 7.38%, 01/20/33		3,000	3,006,794
Apidos CLO XXXV, Series 2021-35A, Class E, (3 mo. LIBOR US + 5.75%), 5.95%, 04/20/34		375	369,939
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.38%, 10/15/28		3,000	3,000,964
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3 mo. LIBOR US + 6.70%), 6.82%, 10/15/34		1,000	980,000
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,797,368
Ares LV CLO Ltd.
Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.27%, 07/15/34		1,500	1,506,604
Series 2020-55A, Class ER, (3 mo. LIBOR US + 6.35%), 6.48%, 07/15/34		5,400	5,400,202
Ares LVI CLO Ltd., Series 2020-56A, (3 mo. LIBOR US + 7.58%), 7.71%, 10/25/31		625	625,448
Ares LVII CLO Ltd., Series 2020-57A, Class D, (3 mo. LIBOR US + 4.35%), 4.48%, 10/25/31		4,000	4,004,103
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.28%, 10/15/28		500	500,053
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.18%, 07/15/32		2,700	2,699,976
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 1.00%, 10/22/32(c)		250	250,000

Security		Par (000)	Value

Cayman Islands (continued)
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3 mo. LIBOR US + 6.75%), 6.89%, 07/15/34	USD	250	$249,971
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 3.41%, 10/19/34		750	747,250
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.95%), 7.06%, 10/19/34		500	493,750
Birch Grove CLO Ltd., Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 3.47%, 06/15/31		1,500	1,499,984
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3 mo. LIBOR US + 3.10%), 0.12%, 08/20/32		1,000	999,998
BlueMountain CLO XXX Ltd.
Series 2020-30A, Class D, (3 mo. LIBOR US + 3.90%), 4.03%, 01/15/33		3,650	3,657,199
Series 2020-30A, Class E, (3 mo. LIBOR US + 7.73%), 7.86%, 01/15/33		800	801,733
Buttermilk Park CLO Ltd., (3 mo. LIBOR US + 3.10%), 3.23%, 10/15/31		250	250,020
Canyon Capital CLO Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.51%, 04/15/34		250	250,375
Canyon CLO Ltd., Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 7.38%, 01/15/34		250	250,771
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32		1,425	1,429,955
Cedar Funding X CLO Ltd., Series 2019-10A, Class D, (3 mo. LIBOR US + 3.85%), 3.98%, 10/20/32		450	450,000
Cedar Funding XII CLO Ltd., Series 2020-12A, Class E, (3 mo. LIBOR US + 6.00%), 6.13%, 10/25/32		250	245,013
CIFC Funding III Ltd., Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 3.15%, 10/16/34		1,000	995,959
CIFC Funding Ltd.
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 2.93%, 04/24/30		1,000	999,999
Series 2015-5A, Class CR, (3 mo. LIBOR US + 2.95%), 3.08%, 10/25/27		250	250,006
Crown City CLO I, Series 2020-1A, Class DR, (3 mo. LIBOR US + 7.00%), 7.13%, 07/20/34		625	624,968
Crown City CLO III
Series 2021-1A, Class C, (3 mo. LIBOR US + 3.30%), 3.42%, 07/20/34		1,250	1,249,921
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.75%), 6.87%, 07/20/34		500	499,878
Crown Point CLO 9 Ltd., Series 2020-9A, Class DR, (3 mo. LIBOR US + 3.75%), 3.88%, 07/14/34		500	499,995
Diameter Capital Clo 2 Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 6.06%), 1.00%, 10/15/36(c)		250	242,500
Dryden CLO Ltd.
Series 2019-80A, Class D1, (3 mo. LIBOR US + 4.10%), 4.23%, 01/17/33		250	251,187
Series 2020-85A, Class D, (3 mo. LIBOR US + 3.90%), 4.03%, 10/15/32		1,750	1,750,000
Eaton Vance CLO Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 6.63%, 04/15/31		500	499,981

1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Elmwood CLO I Ltd.
Series 2019-1A, Class DR, (3 mo. LIBOR US + 4.40%), 4.53%, 10/20/33	USD	5,750	$5,840,433
Series 2019-1A, Class ER, (3 mo. LIBOR US + 7.71%), 7.84%, 10/20/33		2,375	2,404,373
Elmwood CLO II Ltd.
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.93%, 04/20/34		2,500	2,511,015
Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,000	876,078
Elmwood CLO V Ltd., Series 2020-2A, Class ER, (3 mo. LIBOR US + 6.10%), 6.22%, 10/20/34		250	249,991
Elmwood CLO VIII Ltd., Series 2021-1A, Class E1, (3 mo. LIBOR US + 6.00%), 6.13%, 01/20/34		500	500,491
Elmwood CLO X Ltd., Series 2021-3A, Class E, (3 mo. LIBOR US + 5.85%), 5.94%, 10/20/34		1,000	999,961
Flatiron CLO 19 Ltd.
Series 2019-1A, Class D, (3 mo. LIBOR US + 3.90%), 4.02%, 11/16/32		700	700,914
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.20%), 7.32%, 11/16/32		500	501,825
Goldentree Loan Management US Clo 6 Ltd., Series 2019-6A, Class D, (3 mo. LIBOR US + 3.85%), 3.98%, 01/20/33		250	250,735
Goldentree Loan Opportunities X Ltd., Series 2015- 10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.18%, 07/20/31		750	750,059
GoldentTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 4.88%, 01/20/33		1,000	956,679
Golub Capital Partners CLO 55B Ltd., Series 2021- 55A, Class E, (3 mo. LIBOR US + 6.56%), 6.65%, 07/20/34(d)		500	500,000
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.57%, 04/15/33		2,125	2,119,819
Kayne CLO 9 Ltd., Series 2020-9A, Class E, (3 mo. LIBOR US + 7.59%), 7.72%, 01/15/34		5,000	5,036,601
Kayne CLO III Ltd., Series 2019-3A, Class DR, (3 mo. LIBOR US + 2.75%), 2.88%, 04/15/32		250	249,998
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class ER, (3 mo. LIBOR US + 5.75%), 5.88%, 10/17/27		650	649,041
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class E, (3 mo. LIBOR US + 7.80%), 7.93%, 01/20/33		500	501,979
Niagara Park Clo Ltd., Series 2019-1A, Class ER, (3 mo. LIBOR US + 5.95%), 6.08%, 07/17/32		1,000	995,098
Northwoods Capital 20 Ltd., Series 2019-20A, Class ER, (3 mo. LIBOR US + 7.85%), 7.98%, 01/25/32		1,250	1,251,316
Ocean Trails CLO IX, Series 2020-9A, Class E, (3 mo. LIBOR US + 6.80%), 6.93%, 10/15/29		250	250,000
OCP CLO Ltd.
Series 2015-10A, Class DR, (3 mo. LIBOR US + 5.50%), 5.63%, 10/26/27		500	500,186
Series 2015-10A, Class E, (3 mo. LIBOR US + 7.50%), 7.63%, 10/26/27		1,000	1,006,166
Series 2015-9A, Class E, (3 mo. LIBOR US + 6.40%), 6.53%, 07/15/27		250	250,275

Security		Par (000)	Value

Cayman Islands (continued)
OCP CLO Ltd. (continued)
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.47%, 04/10/33	USD	750	$744,526
Series 2020-18A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 07/20/32		500	499,778
Series 2020-20A, Class D1, (3 mo. LIBOR US + 3.95%), 4.07%, 10/09/33		3,500	3,530,896
Series 2020-20A, Class E, (3 mo. LIBOR US + 7.66%), 7.78%, 10/09/33		2,250	2,268,149
Palmer Square CLO Ltd.
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.72%, 07/16/31		250	250,278
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.35%), 6.46%, 07/15/34		250	249,985
Palmer Square Loan Funding Ltd.
Series 2018-4A, Class D, (3 mo. LIBOR US + 4.25%), 4.37%, 11/15/26		1,000	1,000,959
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.75%), 6.88%, 04/20/27		500	502,203
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.53%, 08/20/27		1,900	1,901,379
Series 2019-3A, Class D, (3 mo. LIBOR US + 5.35%), 5.48%, 08/20/27		750	752,101
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.03%, 10/24/27		600	599,421
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 4.98%, 02/20/28		250	251,239
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 3.73%, 11/25/28		1,000	1,001,101
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.13%, 04/20/29		1,250	1,251,768
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.50%), 2.67%, 07/20/29		250	250,190
Series 2021-3A, Class D, (3 mo. LIBOR US + 5.00%), 5.17%, 07/20/29		250	249,966
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 1.00%, 10/15/29(c)		750	750,000
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 7.43%, 01/20/34		600	597,991
Series 2021-2A, Class E, (3 mo. LIBOR US + 7.01%), 7.11%, 07/15/34		600	589,664
Pikes Peak Clo 4, Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.25%), 3.36%, 07/15/34		1,000	999,993
Pikes Peak CLO 6, Series 2020-6A, Class ER2, (3 mo. LIBOR US + 6.43%), 6.55%, 05/18/34		500	499,969
Post CLO Ltd.
Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.08%, 04/16/31		500	500,009
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.45%), 6.58%, 10/15/34		750	749,967
Regatta XVII Funding Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.28%, 10/15/33		750	762,051
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3 mo. LIBOR US + 3.10%), 3.18%, 10/15/34(d)		1,500	1,500,000
Romark CLO III Ltd., Series 2019-3A, Class C, (3 mo. LIBOR US + 3.90%), 4.03%, 07/15/32		250	250,042
Romark CLO IV Ltd., Series 2021-4A, Class D, (3 mo. LIBOR US + 6.95%), 7.10%, 07/10/34		750	749,689

S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
RR 19 Ltd., Series 2021-19A, Class D, (3 mo. LIBOR US + 6.50%), 1.00%, 10/15/35(c)	USD	250	$250,000
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3 mo. LIBOR US + 5.90%), 6.03%, 07/20/34		3,750	3,749,095
Sixth Street CLO XVI Ltd., Series 2020-16A, Class E, (3 mo. LIBOR US + 7.32%), 7.45%, 10/20/32		1,480	1,480,195
Sound Point CLO Ltd., Series 2020-1A, (3 mo. LIBOR US + 3.35%), 3.48%, 07/20/34		250	250,439
Symphony CLO Ltd., Series 2019-21A, (3 mo. LIBOR US + 3.30%), 3.43%, 07/15/32		500	501,573
TCW CLO Ltd.
Series 2018-IIA, Class C, (3 mo. LIBOR US + 2.95%), 3.08%, 04/20/28		250	250,005
Series 2019-2A, Class D1, (3 mo. LIBOR US + 3.95%), 4.08%, 10/20/32		1,400	1,400,547
Series 2019-2A, Class D2A, (3 mo. LIBOR US + 4.89%), 5.02%, 10/20/32		750	750,702
TICP CLO IX Ltd., Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.03%, 01/20/31		500	499,995
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.17%, 04/15/33		250	250,728
TICP CLO XI Ltd.
(3 mo. LIBOR US + 3.05%), 3.18%, 10/20/31		250	250,020
Series 2018-11A, Class E, (3 mo. LIBOR US + 6.00%), 6.13%, 10/20/31		500	500,008
TICP CLO XV Ltd., Series 2020-15A, Class E, (3 mo. LIBOR US + 6.15%), 6.28%, 04/20/33		500	500,012
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.03%, 04/25/32		500	498,132
Trimaran Cavu Ltd., Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.28%, 07/20/32		1,750	1,759,080
Trinitas CLO XVI Ltd., Series 2021-16A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 07/20/34(d)		1,500	1,477,800
Tryon Park CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 5.95%), 6.08%, 04/15/29		250	250,876
Venture 40 CLO Ltd., Series 2020-40A, Class D1, (3 mo. LIBOR US + 4.59%), 4.72%, 11/24/31		1,350	1,355,326
Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.60%), 6.73%, 07/20/32		250	248,655
Whitebox Clo I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.15%, 07/24/32		250	250,002
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 6.50%, 07/24/32		1,300	1,287,044
York CLO Ltd., Series 2020-1A, Class D1, (3 mo. LIBOR US + 4.50%), 4.63%, 04/20/32		4,540	4,543,225
York CLO-8 Ltd., Series 2020-1A, Class E, (3 mo. LIBOR US + 7.88%), 8.01%, 04/20/32		800	800,365

			128,492,965

China — 0.3%
RRE 5 Loan Management DAC, Series 5A, Class D, (3 mo. Euribor + 6.30%), 6.30%, 10/15/33(a)(b)	EUR	6,000	6,954,884

Europe(b) — 0.2%
Ares European CLO VIII BV, Series 8X, Class DR, (3 mo. Euribor + 3.80%), 3.80%, 04/17/32(e)		1,905	2,208,372

Security		Par (000)	Value

Europe (continued)
Ares European CLO XII BV, Series 12X, Class E, (3 mo. Euribor + 6.10%), 6.10%, 04/20/32(e)	EUR	675	$776,156
CIFC European Funding CLO III DAC, Series 3A, Class D, (3 mo. Euribor + 3.60%), 3.60%, 01/15/34(a)		700	816,576

			3,801,104

Ireland(b) — 1.3%
Anchorage Capital CLO Ltd., Series 4A, Class D, (3 mo. Euribor + 3.20%), 3.20%, 04/25/34(a)		2,000	2,329,450
Avoca CLO, (3 mo. Euribor + 3.90%), 3.90%, 07/15/32(e)		1,150	1,333,288
Avoca CLO XXII DAC(a)
Series 22A, Class D, (3 mo. Euribor + 2.90%), 2.90%, 04/15/35(d)		1,500	1,743,659
Series 22A, Class E, (3 mo. Euribor + 5.23%), 5.23%, 04/15/35		1,500	1,694,087
Bain Capital Credit CLO Ltd., Series 2019-1X, Class C, (3 mo. Euribor + 2.40%), 2.40%, 04/15/32(e)		1,000	1,159,876
BlueMountain CLO Ltd.(a)
Series 2021-1A, Class D, (3 mo. Euribor + 3.20%), 3.20%, 04/15/34		2,600	3,021,210
Series 2021-1A, Class E, (3 mo. Euribor + 5.41%), 5.41%, 04/15/34(d)		3,000	3,389,112
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3 mo. Euribor + 3.80%), 3.80%, 12/23/33(a)		2,300	2,678,957
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (3 mo. Euribor + 5.78%), 5.78%, 08/26/32(e)		675	774,957
CVC Cordatus Loan Fund XVIII DAC, Series 18X, Class E, (3 mo. Euribor + 5.83%), 5.83%, 04/29/34(e)		1,750	2,021,897
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. Euribor + 3.35%), 3.35%, 01/28/34(a)		1,000	1,162,322
Goldentree Loan Management US CLO Ltd., Series 2X, Class E, (3 mo. Euribor + 5.25%), 5.25%, 01/20/32(e)		1,000	1,116,949
Henley CLO IV DAC, Series 4A, Class D, (3 mo. Euribor + 3.00%), 3.00%, 04/25/34(a)(d)		1,000	1,161,790
Invesco Euro CLO II DAC, (3 mo. Euribor + 3.80%), 3.80%, 01/15/34(a)		3,150	3,677,039
Marino Park CLO DAC, (3 mo. Euribor + 3.55%), 3.55%, 01/16/34(a)(d)		1,500	1,734,919
Prodigy Finance DAC(a)
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 3.84%, 07/25/51	USD	340	342,439
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 5.99%, 07/25/51		340	343,787
Zinnia Finance DAC, (3 mo. Euribor + 5.75%), 5.75%, 10/15/31(a)	EUR	1,500	1,755,373

			31,441,111

Netherlands(b) — 0.2%
ALME Loan Funding BV, (3 mo. Euribor + 5.41%), 5.41%, 07/15/31(a)		2,250	2,617,241

3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
Ares European CLO VII DAC, Series 7X, Class DR, (3 mo. Euribor + 5.26%), 5.26%, 10/15/30(e)	EUR	500	$577,176
Ares European CLO XII BV, (3 mo. Euribor + 3.90%), 3.90%, 04/20/32(a)		875	1,015,066

			4,209,483

United Kingdom — 0.0%
Ares European CLO XII DAC, Series 12A, Class DR, (3 mo. Euribor + 3.00%), 1.00%, 04/20/32(a)(b)(c)		875	1,013,556

United States — 4.0%
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)	USD	5,446	5,513,904
Ajax Mortgage Loan Trust(a)
Series 2020-D, Class B, 5.00%, 06/25/60		525	528,714
Series 2020-D, Class C, 0.00%, 06/25/60		1,241	1,154,573
Series 2021-E, Class B3, 3.80%, 12/25/60(b)		955	441,099
Series 2021-E, Class SA, 0.00%, 12/25/60(b)		20	9,507
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		16,303	504,698
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,939,920
Bilbao CLO II DAC, Series 2A, Class DR, (3 mo. Euribor + 5.97%), 5.97%, 08/20/35(a)(b)	EUR	2,000	2,295,597
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.29%, 05/25/37	USD	5,189	4,348,387
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.26%, 07/25/45		3,940	3,400,716
College Ave Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		310	313,020
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(d)		5	3,664,740
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class E, (3 mo. Euribor + 5.83%), 5.83%, 04/29/34(a)(b)	EUR	1,575	1,819,707
Dunedin Park CLO DAC, Series 1A, Class D, (3 mo. Euribor + 6.24%), 6.24%, 10/22/32(a)(b)		3,000	3,471,966
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31	USD	980	1,023,624
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	3,143,216
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)		2,320	2,350,173
Litigation Fee Residual Funding Trust, 4.00%, 10/30/27(d)		4,488	4,426,514
Mariner Finance Issuance Trust, 5.40%, 03/20/36(a)		1,420	1,516,908
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(a)(d)		1,340	1,302,480
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,693,608
Series 2021-BA, Class D, 4.75%, 04/20/62		340	338,853
Series 2021-CA, Class D, 4.44%, 04/20/62		110	108,524
Ocean Beach Spc, Series 2020-1I, Class A, 4.00%, 09/26/22		1,755	1,982,523
OCP CLO Ltd., Series 2016-12A, Class CR, (3 mo. LIBOR US + 3.00%), 3.13%, 10/18/28(a)(b)		1,550	1,550,069
OneMain Financial Issuance Trust, Series 2019-1A, Class E, 5.69%, 02/14/31(a)		850	859,373
Oportun Issuance Trust, Series 2021-B, Class D, 5.41%, 05/08/31(a)		2,362	2,373,738
Progress Residential Trust(a) 4.25%, 04/19/38		4,555	4,574,794

Security		Par (000)		Value

United States (continued)

Progress Residential Trust(a) (continued)
Series 2021-SFR1, Class G, 3.86%, 04/17/38	USD	4,826		$4,811,598
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750		767,169
Series 2021-SFR3, Class G, 4.25%, 05/17/26		3,190		3,202,210
Series 2021-SFR3, Class H, 4.75%, 05/17/26		1,140		1,132,671
Regional Management Issuance Trust, Series 2020-1, Class D, 6.77%, 10/15/30(a)		2,050		2,111,681
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(a)		5,110		5,293,364
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		3,500		3,493,304
Series 2021-A, Class D2, 3.86%, 01/15/53		1,910		1,905,315
Series 2021-C, Class D, 3.93%, 01/15/53(d)		780		780,000
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.00%, 02/25/42(a)		115		3,621,014
SoFi Professional Loan Program LLC(a)(d)
Series 2015-D, Class RC, 0.00%, 10/26/37		—	(f)	2,120,098
Series 2017-A, Class R, 0.00%, 03/26/40		105		1,835,415
Structured Asset Securities Corp Mortgage Loan Trust, (1 mo. LIBOR US + 1.80%), 1.89%, 05/25/35(b)		182		183,955
Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.15%, 09/17/34(a)		2,740		2,750,597
Whitebox Clo II Ltd., Series 2020-2A, Class D, (3 mo. LIBOR US + 4.15%), 4.28%, 10/24/31(a)(b)		2,750		2,751,232

				94,410,568

Total Asset-Backed Securities — 11.5% (Cost: $273,416,610)				271,394,524

		Shares

Common Stocks

Argentina — 0.5%
MercadoLibre, Inc.(g)		7,479		12,560,233

Canada — 0.9%
Enbridge, Inc.		483,657		19,268,382
Shopify, Inc., Class A(g)		2,200		2,982,716

				22,251,098

Cayman Islands — 0.5%
Diversey Holdings Ltd.(g)		544,543		8,734,470
Hedosophia European Growth(g)		140,691		1,580,803
Hedosophia European Growth		46,899		54,345
Highland Transcend Partners I Corp.		114,071		1,192,042

				11,561,660

China — 0.9%
Alibaba Group Holding Ltd., ADR		45,233		6,696,746
JD Health International, Inc.(a)(g)		413,500		3,984,925
Kindstar Globalgene Technology, Inc., (Acquired 07/08/21, Cost: $1,705,424)(h)		1,341,000		995,881
Kindstar Globalgene Technology, Inc.(a)(g)		707,000		541,286
Li Auto, Inc., ADR		73,466		1,931,421
Tencent Holdings Ltd.		125,400		7,486,219

				21,636,478

Finland — 0.2%
Neste OYJ		68,593		3,869,489

S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

France — 2.2%
Alstom SA	186,241	$7,064,630
Arkema SA	71,845	9,473,973
BNP Paribas SA	31,111	1,990,503
Cie de Saint-Gobain	76,691	5,161,075
Danone SA	119,041	8,115,968
LVMH Moet Hennessy Louis Vuitton SE	11,844	8,483,426
Safran SA	76,700	9,701,062
Societe Generale SA	45,205	1,415,587

		51,406,224

Germany — 2.9%
Adidas AG	26,214	8,237,918
Allianz SE, Registered Shares	40,557	9,086,616
Auto1 Group SE(a)(g)	216,524	7,918,089
Daimler AG, Registered Shares	136,840	12,073,623
Deutsche Telekom AG, Registered Shares	529,607	10,620,841
Puma SE	47,338	5,262,332
Siemens AG, Registered Shares	46,031	7,528,416
Vantage Towers AG	224,398	7,621,189

		68,349,024

Hong Kong — 0.4%
AIA Group Ltd.	788,200	9,067,768

India — 0.4%
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $5,113,105)(d)(h)	2,279	8,752,539

Ireland — 0.3%
Aptiv PLC(g)	36,446	5,429,360
Trane Technologies PLC	8,338	1,439,556

		6,868,916

Israel — 0.5%
ION Acquisition Corp. 2 Ltd.	71,675	718,183
Playtika Holding Corp.(g)	401,825	11,102,425
SimilarWeb Ltd.(g)	30,842	645,523

		12,466,131

Italy — 0.9%
Assicurazioni Generali SpA	23,180	490,934
Enel SpA	1,142,577	8,769,527
Intesa Sanpaolo SpA	3,951,996	11,188,037

		20,448,498

Japan — 0.6%
Daifuku Co. Ltd.	3,500	328,250
Disco Corp.	1,500	420,131
FANUC Corp.	3,000	657,786
Hoya Corp.	54,967	8,575,881
Keyence Corp.	1,300	775,932
Kose Corp.	4,700	562,098
Oriental Land Co. Ltd.	4,600	744,168
Recruit Holdings Co. Ltd.	14,500	886,325
Sony Group Corp.	8,100	899,251
Z Holdings Corp.	110,500	707,206

		14,557,028

Netherlands — 2.3%
Adyen NV(a)(g)	3,966	11,086,405
Akzo Nobel NV	55,524	6,066,808
ASML Holding NV	18,976	14,176,176

Security	Shares	Value

Netherlands (continued)
ING Groep NV	941,583	$13,689,206
NXP Semiconductors NV	43,675	8,554,622

		53,573,217

Norway — 0.0%
LINK Mobility Group Holding ASA(g)	53,629	207,864

Poland — 0.0%
InPost SA(g)	57,382	952,164

Singapore — 0.1%
Sea Ltd., ADR	6,300	2,007,999

South Korea — 0.3%
Amorepacific Corp.	40,489	6,056,320

Spain — 0.4%
Cellnex Telecom SA(a)	169,475	10,463,395

Sweden — 0.7%
Sandvik AB	314,674	7,189,138
Volvo AB, B Shares	397,378	8,872,052

		16,061,190

Switzerland — 0.5%
ABB Ltd., Registered Shares	26,564	888,614
Cie Financiere Richemont SA, Class A, Registered Shares	13,552	1,405,099
On Holding AG, Class A(g)	104,674	3,153,828
TE Connectivity Ltd.	55,426	7,605,556

		13,053,097

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	109,452	12,220,316

United Kingdom — 2.7%
10x Future Technologies Holdings Ltd., (Acquired 05/13/21, Cost: $4,334,124)(d)(h)	114,500	4,009,668
Alphawave IP Group PLC(g)	471,648	1,474,357
AstraZeneca PLC	105,757	12,745,594
BP PLC, ADR	82,837	2,263,935
Capri Holdings Ltd.(g)	42,191	2,042,466
Compass Group PLC(g)	256,885	5,253,600
Genius Sports Ltd.(g)	119,533	2,230,486
Lloyds Banking Group PLC	24,264,062	15,102,455
THG PLC(g)	308,451	2,107,127
Unilever PLC	219,484	11,882,496
Vodafone Group PLC	2,551,742	3,882,965

		62,995,149

United States — 35.8%
Abbott Laboratories	129,399	15,285,904
AbbVie, Inc.	136,709	14,746,800
ACV Auctions, Inc., Class A(g)	200,364	3,584,512
Advance Auto Parts, Inc.	8,476	1,770,552
Air Products & Chemicals, Inc.	37,411	9,581,331
Airbnb, Inc., Class A(g)	9,915	1,663,241
Alight, Inc., Class A, (Acquired 08/24/21, Cost: $866,600)(h)	86,660	994,857
Alkami Technology, Inc.(g)	119,197	2,941,782
Alnylam Pharmaceuticals, Inc.(g)	11,421	2,156,399
Alphabet, Inc., Class A(g)	244	652,339
Alphabet, Inc., Class C(g)	9,464	25,224,494
AltC Acquisition Corp., Class A, Class A(g)	135,303	1,327,322
Amazon.com, Inc.(g)(i)	6,099	20,035,459

5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
American Tower Corp.	55,092	$14,621,968
Apple, Inc.	105,949	14,991,783
Applied Materials, Inc.	59,808	7,699,084
Arrival Ltd., (Acquired 09/27/21, Cost: $2,029,301)(h)	279,863	3,680,198
Astra Space, Inc., (Acquired 08/20/21, Cost: $2,055,190)(h)	205,519	1,785,960
Autodesk, Inc.(g)	34,704	9,896,540
Bank of America Corp.(i)	315,190	13,379,815
Bath & Body Works, Inc.	35,784	2,255,466
Berkshire Grey, Inc.	49,000	344,470
Best Buy Co., Inc.	11,608	1,227,082
Blend Labs, Inc., Class A(g)	272,054	3,667,288
Boston Scientific Corp.(g)	405,531	17,595,990
Bristol-Myers Squibb Co.	163,671	9,684,413
California Resources Corp.(g)	62,728	2,571,848
Cano Health, Inc., (Acquired 09/02/21, Cost: $2,773,110)(h)	277,311	3,516,303
Capital One Financial Corp.	74,285	12,031,941
CareMax, Inc., (Acquired 07/22/21, Cost: $607,500)(h)	60,750	586,845
Caresyntax, Inc.(d)	7,084	1,218,802
Carrier Global Corp.	35,342	1,829,302
Charles Schwab Corp.	173,447	12,633,879
Charter Communications, Inc., Class A(g)	8,743	6,361,057
Climate Real Impact Solutions II Acquisition Corp.(g)	47,791	467,396
Climate Real Impact Solutions II Acquisition Corp.	9,558	10,036
Comcast Corp., Class A	231,924	12,971,509
ConocoPhillips	147,861	10,020,540
Constellation Brands, Inc., Class A	2,226	468,996
Costco Wholesale Corp.	28,725	12,907,579
Crowdstrike Holdings, Inc., Class A(g)	3,000	737,340
Crown PropTech Acquisitions	133,056	1,306,610
Crown Proptech Acquisitions Pvt Ltd.(d)	51,000	29,070
D.R. Horton, Inc.	52,400	4,400,028
Danaher Corp.	1,613	491,062
Davidson Kempner Merchant Co-investment Fund LP, (Acquired 04/01/21, Cost: $5,016,900)(d)(h)	5,016,900	5,465,110
Deere & Co.	4,014	1,344,971
Delta Air Lines, Inc.(g)	25,357	1,080,462
Devon Energy Corp.	46,248	1,642,266
DexCom, Inc.(g)	4,251	2,324,702
Diamondback Energy, Inc.	8,683	822,020
Doma Holdings, Inc., (Acquired 09/08/21, Cost: $2,597,370)(h)	259,737	1,922,054
DoubleVerify Holdings, Inc., Series A, (Acquired 11/18/20, Cost: $1,227,716), 11/18/20(h)	71,332	2,424,518
Edwards Lifesciences Corp.(g)	28,600	3,237,806
Energy Transfer LP	116,685	1,117,842
Enterprise Products Partners LP	314,982	6,816,210
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240), 07/02/20(d)(h)	2,824	2,668,906
EQT Corp.(g)	817,861	16,733,436
FedEx Corp.	4,721	1,035,268
Ford Motor Co.(g)	155,824	2,206,468
Fortive Corp.	195,094	13,767,784
Freeport-McMoRan, Inc.	374,185	12,172,238
Frontier Communications Parent, Inc.(g)	38,999	1,086,902
Generac Holdings, Inc.(g)	2,225	909,291
Global Payments, Inc.	38,169	6,014,671
Green Plains, Inc.(g)	78,940	2,577,391
Hilton Worldwide Holdings, Inc.(g)	10,277	1,357,694

Security	Shares	Value

United States (continued)
Home Depot, Inc.	23,239	$7,628,434
International Flavors & Fragrances, Inc.	42,654	5,703,693
Intuitive Surgical, Inc.(g)	2,831	2,814,439
Israel Amplify Program Corp.(d)	64,193	16,690
Joby Aviation, Inc., (Acquired 09/02/21, Cost: $1,312,420)(h)	131,242	1,320,295
Johnson & Johnson	129,660	20,940,090
Johnson Controls International PLC	22,944	1,562,028
JPMorgan Chase & Co.	6,666	1,091,158
JumpCloud, Inc., (Acquired 09/03/21, Cost: $443,302)(d)(h)	74,023	443,398
Khosla Ventures Acquisition Co.(g)	144,123	1,422,494
Kins Technology Group, Inc.	312,827	3,128,270
Kins Technology Group, Inc.(d)	97,759	75,274
Las Vegas Sands Corp.(g)	40,937	1,498,294
Latch, Inc., (Acquired 06/04/21, Cost: $1,778,410)(h)	177,841	2,004,268
Liberty Broadband Corp., Class C(g)	37,945	6,553,102
Liberty Media Acquisition Corp.	279,322	2,885,396
Liberty Media Corp. - Liberty SiriusXM, Class C	265,797	12,617,384
Lightning eMotors, Inc.	82,174	260,358
Lions Gate Entertainment Corp., Class A(g)	7,776	110,341
Lowe’s Cos., Inc.	34,761	7,051,616
Marqeta, Inc., Class A(g)	36,004	796,408
Marsh & McLennan Cos., Inc.	69,674	10,550,734
Masco Corp.	144,554	8,029,975
Mastercard, Inc., Class A	40,357	14,031,322
Matterport, Inc., (Acquired 08/27/21, Cost: $874,640)(h)	87,464	1,653,944
McDonald’s Corp.	29,321	7,069,586
Medallia, Inc.(g)	251,932	8,532,937
Micron Technology, Inc.	141,276	10,027,770
Microsoft Corp.(i)	156,362	44,081,575
Moderna, Inc.(g)	6,429	2,474,265
MoneyLion, Inc., (Acquired 09/22/21, Cost: $1,536,260)(h)	153,626	906,071
Monster Beverage Corp.(g)	6,475	575,174
Morgan Stanley	90,136	8,771,134
NextEra Energy, Inc.	162,405	12,752,041
Northern Genesis Acquisition Corp. II(g)	104,780	1,040,465
Northern Genesis Acquisition Corp. II	34,926	37,371
NVIDIA Corp.	1,760	364,602
Offerpad Solutions, Inc., (Acquired 09/01/21, Cost: $2,025,910)(h)	202,591	1,553,120
Ovintiv, Inc.	24,262	797,735
Parker-Hannifin Corp.	35,219	9,847,937
PayPal Holdings, Inc.(g)	45,291	11,785,171
Penn National Gaming, Inc.(g)	13,854	1,003,861
Playstudios, Inc., (Acquired 07/30/21, Cost: $2,839,240)(h)	283,924	1,294,693
PPG Industries, Inc.	56,975	8,147,995
PubMatic, Inc., Class A(g)	16,124	424,867
PVH Corp.(g)	16,978	1,745,169
Quest Diagnostics, Inc.	12,855	1,867,960
Regeneron Pharmaceuticals, Inc.(g)	4,110	2,487,290
ResMed, Inc.	6,640	1,749,972
Rocket Lab USA, Inc., (Acquired 08/25/21, Cost: $1,525,780)(h)	152,578	2,164,125
Rotor Acqusition Ltd.(d)	25,710	198,995
salesforce.com, Inc.(g)	55,985	15,184,252
Sarcos Technology and Robotics, (Acquired 09/24/21, Cost: $9,644,590)(h)	964,459	6,836,324

S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Sarcos Technology and Robotics Corp.(g)	48,017	$371,171
Science Strategic Acquisition Corp. Alpha(g)	34,164	331,732
Science Strategic Acquisition Corp. Alpha	11,388	7,972
Seagen, Inc.(g)	14,484	2,459,383
Sema4 Holdings Corp., (Acquired 08/13/21, Cost: $1,692,020)(h)	169,202	1,284,243
Sempra Energy	106,423	13,462,509
ServiceNow, Inc.(g)	18,862	11,737,257
SmartRent, Inc.(g)	178,795	2,327,911
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(d)(h)	12,621	197,140
Sonos, Inc.(g)	73,040	2,363,574
SPDR Blackstone Senior Loan ETF	320,329	14,741,541
Spire Global, Inc., (Acquired 09/30/21, Cost: $483,000)(h)	48,300	483,000
Starwood Property Trust, Inc.	45,958	1,121,835
Sun Country Airlines Hodings, Inc.	175,935	5,900,860
Taboola.com Ltd., (Acquired 09/02/21, Cost: $762,000)(h)	76,200	644,652
Thermo Fisher Scientific, Inc.	26,083	14,902,000
Thimble Point Acquisition Corp.	29,700	300,267
Tishman Speyer Innovation Corp. II, Class A, Class A(g)	212,535	2,082,843
Tishman Speyer Innovation Corp. II, Class A, Class A	42,507	35,706
TJX Cos., Inc.	113,437	7,484,573
Toast, Inc., Class A(g)	23,126	1,155,144
Toll Brothers, Inc.	25,744	1,423,386
TPB Acquisition Corp. I	77,043	758,874
Twilio, Inc., Class A(g)	2,000	638,100
United Parcel Service, Inc., Class B	85,444	15,559,352
United Rentals, Inc.(g)	4,031	1,414,599
United States Steel Corp.	35,462	779,100
UnitedHealth Group, Inc.	52,975	20,699,451
Valero Energy Corp.	60,434	4,264,827
Vertiv Holdings Co.	398,090	9,589,988
Victoria’s Secret & Co.(g)	18,999	1,049,885
VMware, Inc., Class A(g)	88,387	13,143,147
Volta, Inc., Class A, (Acquired 09/29/21, Cost: $2,323,050)(h)	232,305	2,009,438
Vulcan Materials Co.	63,811	10,794,269
Walmart, Inc.	48,271	6,728,012
Walt Disney Co.(g)	76,973	13,021,522
Wells Fargo & Co.	27,802	1,290,291
Western Digital Corp.(g)	27,019	1,524,952
Williams-Sonoma, Inc.	25,258	4,479,001
WillScot Mobile Mini Holdings Corp.(g)	6,754	214,237
Workday, Inc., Class A(g)	3,000	749,670
Wynn Resorts Ltd.(g)	12,845	1,088,614
Xilinx, Inc.	4,586	692,440

		847,303,532

Total Common Stocks — 54.5% (Cost: $1,146,804,672)		1,288,689,329

Security		Par (000)	Value

Corporate Bonds

Argentina — 0.1%
Genneia SA, 8.75%, 09/02/27(a)(j)	USD	1,378	$1,318,851

Australia — 0.3%
FMG Resources August 2006 Pty Ltd.(a)(j)
5.13%, 05/15/24		222	237,051
4.50%, 09/15/27		158	167,077
Oceana Australian Trust, 10.25%, 08/31/25(d)	AUD	4,163	3,009,640
Oceana Australian Trust Pvt. Ltd., 10.00%, 08/31/23(d)		4,163	3,009,640

			6,423,408

Austria(j) — 0.1%
BRF GmbH, 4.35%, 09/29/26(e)	USD	600	617,737
Klabin Austria GmbH, 3.20%, 01/12/31(a)		1,470	1,403,850
Suzano Austria GmbH, 3.13%, 01/15/32		1,355	1,306,051

			3,327,638

Bahamas — 0.1%
Intercorp Peru Ltd., 3.88%, 08/15/29(a)(j)		1,147	1,116,891

Bahrain(e)(j) — 0.1%
BBK BSC, 5.50%, 07/09/24		1,586	1,641,807
Oil and Gas Holding Co., 7.63%, 11/07/24		1,317	1,440,074

			3,081,881

Bermuda — 0.3%
Geopark Ltd., 5.50%, 01/17/27(a)(j)		920	909,248
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)(j)		854	925,523
Luye Pharma Group Ltd., 1.50%, 07/09/24(e)(k)		1,185	1,204,552
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(j)		2,643	2,950,744

			5,990,067

Brazil — 0.9%
Banco do Brasil SA, 4.75%, 03/20/24		200	212,538
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(j)		2,647	3,031,311
BRF SA, 4.88%, 01/24/30(e)(j)		820	821,804
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)(j)		1,908	1,895,598
Embraer Netherlands Finance BV, 5.40%, 02/01/27(j)		1,807	1,925,585
Gol Finance SA, 7.00%, 01/31/25(a)(j)		2,123	2,011,277
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(a)(j)		1,680	1,758,330
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/30(a)(j)		323	359,247
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(j)(l)		2,623	2,455,784
Petrobras Global Finance BV(j)
5.30%, 01/27/25		95	105,872
6.00%, 01/27/28		637	715,749
Rumo Luxembourg Sarl, 5.88%, 01/18/25(a)(j)		3,143	3,253,594
Suzano Austria GmbH, 3.75%, 01/15/31(j)		929	951,993
Usiminas International Sarl, 5.88%, 07/18/26(a)(j)		1,777	1,867,627
Vale Overseas Ltd., 3.75%, 07/08/30(j)		565	583,193

			21,949,502

7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

British Virgin Islands(e) — 0.0%
Haimen Zhongnan Investment Development
International Co. Ltd., 12.00%, 06/08/22	USD	200	$179,975
RongXingDa Development BVI Ltd., 8.00%, 04/24/22		480	246,690

			426,665

Canada(a) — 0.1%
1011778 BC ULC/New Red Finance, Inc.(j) 5.75%, 04/15/25		132	138,580
3.88%, 01/15/28		196	197,931
4.38%, 01/15/28		196	198,981
Bausch Health Cos., Inc.(j)
7.00%, 01/15/28		919	941,699
4.88%, 06/01/28		465	481,856
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, 06/15/29(j)		531	542,974
Clarios Global LP, 6.75%, 05/15/25		62	65,410
GFL Environmental, Inc.(j)
4.25%, 06/01/25		119	122,719
5.13%, 12/15/26		119	124,963
Mattamy Group Corp. 5.25%, 12/15/27		69	72,105
4.63%, 03/01/30(j)		278	284,076
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25		53	54,284

			3,225,578

Cayman Islands — 2.3%
Agile Group Holdings Ltd.(e) 5.75%, 01/02/25		800	750,000
(5 year CMT + 11.08%), 7.75%(b)(j)(m)		1,600	1,439,800
(5 year CMT + 11.29%), 7.88%(b)(m)		200	181,000
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(e)(j)(n)		2,799	2,129,287
Central China Real Estate Ltd.(e) 7.65%, 08/27/23		380	239,400
7.25%, 07/16/24		200	121,663
China Aoyuan Group Ltd.(e) 7.95%, 06/21/24		380	326,800
5.98%, 08/18/25		410	315,700
6.20%, 03/24/26		1,100	836,000
China Evergrande Group(e) 8.25%, 03/23/22		700	181,125
10.50%, 04/11/24		400	95,000
China SCE Group Holdings Ltd., 7.00%, 05/02/25(e)(j)		2,000	1,870,000
DaFa Properties Group Ltd., 9.95%, 01/18/22(e)		370	343,822
Dexin China Holdings Co. Ltd., 11.88%, 04/23/22(e)		380	367,365
Emaar Sukuk Ltd., 3.64%, 09/15/26(e)(j)		200	209,000
Fantasia Holdings Group Co. Ltd.(e) 6.95%, 12/17/21		320	216,000
9.25%, 07/28/23(j)		4,000	1,270,000
9.88%, 10/19/23		650	195,000
Hilong Holding Ltd., 9.75%, 11/18/24(e)		410	360,800
Jiayuan International Group Ltd., 13.75%, 02/18/23(e)		350	357,175
Jingrui Holdings Ltd.(e)
12.75%, 03/11/22(j)		1,450	1,366,444
12.00%, 07/25/22		370	331,913
Kaisa Group Holdings Ltd.(e)
10.88%, 07/23/23(j)		2,800	2,302,650
11.25%, 04/16/25		280	216,300
9.95%, 07/23/25		200	149,250

Security		Par (000)	Value

Cayman Islands (continued)
Kaisa Group Holdings Ltd.(e) (continued)
11.70%, 11/11/25(j)	USD	850	$648,125
Logan Group Co. Ltd., 5.75%, 01/14/25(e)(j)		1,500	1,488,750
Melco Resorts Finance Ltd. 4.88%, 06/06/25(e)(j)		1,049	1,050,967
5.38%, 12/04/29(e)		2,000	2,033,000
5.38%, 12/04/29(a)(j)		729	741,028
Modern Land China Co. Ltd., 9.80%, 04/11/23(e)		680	564,400
Oryx Funding Ltd., 5.80%, 02/03/31(a)(j)		1,308	1,379,940
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/24(e)(j)		1,200	1,155,000
Redco Properties Group Ltd., 8.00%, 04/13/22(e)		610	566,271
Redsun Properties Group Ltd.(e)(j)
9.70%, 04/16/23		1,200	1,101,000
7.30%, 01/13/25		870	721,012
Ronshine China Holdings Ltd.(e) 8.10%, 06/09/23		200	140,000
7.35%, 12/15/23(j)		2,400	1,788,000
7.10%, 01/25/25		400	272,000
Sable International Finance Ltd., 5.75%, 09/07/27(e)(j)		2,210	2,320,500
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)(j)		153	157,208
Shimao Group Holdings Ltd., 3.45%, 01/11/31(e)(j)		860	768,625
Shui On Development Holding Ltd.(e)
5.50%, 03/03/25(j)		1,500	1,458,750
5.50%, 06/29/26		390	370,500
Sinic Holdings Group Co. Ltd.(e) 8.50%, 01/24/22(j)		1,100	220,000
10.50%, 06/18/22		400	60,000
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 5.25%, 07/06/26(a)(b)(j)		2,385	2,420,005
Sunac China Holdings Ltd.(e) 5.95%, 04/26/24		680	547,740
7.00%, 07/09/25(j)		4,200	3,349,500
Times China Holdings Ltd.(e)(j) 6.75%, 07/08/25		1,200	1,098,000
5.75%, 01/14/27		2,230	1,951,250
Wynn Macau Ltd.(a)(j) 4.88%, 10/01/24		593	573,653
5.13%, 12/15/29		351	329,940
XP, Inc., 3.25%, 07/01/26(a)(j)		862	838,295
Yuzhou Group Holdings Co. Ltd.(e) 6.00%, 01/25/22		200	187,288
8.50%, 02/04/23		380	323,665
6.00%, 10/25/23		200	154,000
8.38%, 10/30/24		490	376,075
8.30%, 05/27/25		200	146,500
7.38%, 01/13/26(j)		4,700	3,149,000
6.35%, 01/13/27(j)		1,133	725,120
Zhenro Properties Group Ltd.(e)(j)
8.35%, 03/10/24		1,500	1,432,781
7.88%, 04/14/24		1,200	1,083,225
6.63%, 01/07/26		885	747,825
Zhongliang Holdings Group Co. Ltd., 8.50%, 05/19/22(e)		410	332,100

			54,942,532

Chile(j) — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(e)		1,760	1,893,980

S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chile (continued)
Embotelladora Andina SA, 3.95%, 01/21/50(a)	USD	150	$157,575
Kenbourne Invest SA, 6.88%, 11/26/24(a)		2,864	3,012,212
VTR Comunicaciones SpA(a)
5.13%, 01/15/28		1,428	1,508,146
4.38%, 04/15/29		1,485	1,522,125

			8,094,038

China(e) — 1.3%
21Vianet Group, Inc., 7.88%, 10/15/21(j)		1,200	1,198,080
Central China Real Estate Ltd., 7.25%, 08/13/24(j)		1,410	856,575
China Aoyuan Group Ltd., 6.35%, 02/08/24(j)		1,200	1,017,600
China Evergrande Group
9.50%, 04/11/22		850	211,437
11.50%, 01/22/23		750	180,000
China Grand Automotive Services Ltd., 8.63%, 04/08/22		370	346,251
China SCE Group Holdings Ltd., 7.25%, 04/19/23(j)		1,200	1,166,100
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/25		1,500	1,485,000
Easy Tactic Ltd.
9.13%, 07/28/22(j)		1,750	1,377,250
12.38%, 11/18/22(j)		1,750	1,365,000
11.75%, 08/02/23		370	268,250
11.63%, 09/03/24		380	250,800
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		820	319,800
Fortune Star BVI Ltd.(j)
6.85%, 07/02/24		1,500	1,556,250
5.05%, 01/27/27		2,800	2,737,000
Greenland Global Investment Ltd., 6.75%, 04/21/22		200	156,600
Haimen Zhongnan Investment Development
International Co. Ltd., 10.88%, 06/18/22		200	180,000
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		800	819,400
Huarong Finance 2019 Co. Ltd., 2.50%, 02/24/23		200	189,500
Kaisa Group Holdings Ltd., 9.38%, 06/30/24(j)		2,560	1,971,200
KWG Group Holdings Ltd., 7.88%, 09/01/23(j)		1,500	1,447,500
New Metro Global Ltd., 6.50%, 05/20/22(j)		5,000	4,887,500
RKPF Overseas Ltd.(j)
Series 2019-A, 6.00%, 09/04/25		1,500	1,447,500
Series 2020-A, 5.20%, 01/12/26		1,300	1,200,875
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	146,000
Scenery Journey Ltd.
11.50%, 10/24/22		500	88,750
12.00%, 10/24/23		600	111,000
Seazen Group Ltd., 6.00%, 08/12/24(j)		1,500	1,447,500
Wanda Group Overseas Ltd., 7.50%, 07/24/22(j)		1,500	1,410,000
Wanda Properties Overseas Ltd.
6.95%, 12/05/22		750	734,672
6.88%, 07/23/23		750	723,891

			31,297,281

Colombia — 0.4%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)(j)		691	705,165
Bancolombia SA, 3.00%, 01/29/25		200	202,162
Ecopetrol SA
5.38%, 06/26/26		85	92,117
5.88%, 05/28/45(j)		2,478	2,502,780

Security		Par (000)	Value

Colombia (continued)
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)(j)	USD	2,624	$2,607,928
Geopark Ltd., 6.50%, 09/21/24(a)(j)		763	781,264
Grupo Aval Ltd., 4.38%, 02/04/30(a)(j)		1,400	1,377,075
Millicom International Cellular SA, 5.13%, 01/15/28(e)(j)		2,117	2,196,445
SURA Asset Management SA, 4.88%, 04/17/24(a)(j)		100	107,644

			10,572,580

Cyprus — 0.0%
MHP SE, 7.75%, 05/10/24(a)(j)		423	457,580

Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)(j)		2,872	2,998,189

France(a) — 0.2%
Altice France SA(j)
7.38%, 05/01/26		571	592,470
5.50%, 01/15/28		1,140	1,159,066
Loxam SAS, 4.50%, 04/15/27	EUR	2,500	2,913,024

			4,664,560

Germany — 0.4%
Adler Pelzer Holding GmbH, 4.13%, 04/01/24(a)		3,303	3,575,501
APCOA Parking Holdings GmbH, (3 mo. Euribor + 5.00%), 5.00%, 01/15/27(a)(b)		1,216	1,422,639
Douglas GmbH, 6.00%, 04/08/26(a)		1,517	1,783,926
Kirk Beauty SUN GmbH, (8.25% Cash or 9.00% PIK), 8.25%, 10/01/26(a)(l)		750	879,339
KME SE, 6.75%, 02/01/23(e)		2,500	2,737,992

			10,399,397

Guatemala(a)(j) — 0.2%
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(b)	USD	1,665	1,686,333
Central American Bottling Corp., 5.75%, 01/31/27		2,008	2,060,459
Energuate Trust, 5.88%, 05/03/27		1,904	1,970,402

			5,717,194

Hong Kong(e) — 0.2%
China South City Holdings Ltd., 10.88%, 06/26/22		410	332,100
Wanda Group Overseas Ltd., 8.88%, 03/21/23		380	352,450
Yango Justice International Ltd.(j)
10.00%, 02/12/23		1,200	1,116,000
7.50%, 04/15/24		2,000	1,540,000
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26		850	834,062

			4,174,612

India(j) — 1.0%
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)		1,000	999,875
Delhi International Airport Ltd.(e)
6.13%, 10/31/26		2,000	2,011,000
6.45%, 06/04/29		600	584,550
GMR Hyderabad International Airport Ltd.(e)
5.38%, 04/10/24		2,000	2,044,750
4.25%, 10/27/27		600	573,113
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		2,000	2,076,000
Manappuram Finance Ltd., 5.90%, 01/13/23(e)		1,200	1,231,725
Muthoot Finance Ltd. 6.13%, 10/31/22(a)		2,294	2,363,250

9

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India (continued)
Muthoot Finance Ltd. (continued) 4.40%, 09/02/23(e)	USD	1,500	$1,523,250
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		3,800	3,984,775
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/23(e)		5,000	5,082,187
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(e)		800	859,000

			23,333,475

Indonesia(e)(j) — 0.3%
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		4,000	4,254,500
Pertamina Persero PT, 3.65%, 07/30/29		1,948	2,080,464
Theta Capital Pte Ltd., 8.13%, 01/22/25		1,800	1,869,525

			8,204,489

Ireland — 0.1%
C&W Senior Financing DAC, 6.88%, 09/15/27(e)(j)		1,294	1,360,317
Phosagro OAO Via Phosagro Bond Funding DAC, 3.05%, 01/23/25(a)		200	207,038

			1,567,355

Israel(a)(e) — 0.1%
Energean Israel Finance Ltd. 4.50%, 03/30/24		104	106,040
4.88%, 03/30/26		1,140	1,165,650
Leviathan Bond Ltd., 5.75%, 06/30/23		1,640	1,703,988

			2,975,678

Italy(a) — 0.2%
Forno d’Asolo SpA, (3 mo. Euribor + 5.50%), 5.50%, 04/30/27(b)	EUR	3,040	3,412,925
Marcolin SpA, 6.13%, 11/15/26		928	1,102,231

			4,515,156

Japan — 0.0%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/50(j)	USD	272	275,639

Jersey — 0.0%
Wheel Bidco Ltd., 6.75%, 07/15/26(a)	GBP	360	486,883

Kuwait — 0.1%
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(j)(m)	USD	1,400	1,400,875

Luxembourg — 1.1%
Altice Financing SA, 5.00%, 01/15/28(a)(j)		1,251	1,206,245
Altice France Holding SA, 4.00%, 02/15/28(e)	EUR	2,500	2,722,122
Atento Luxco 1 SA, 8.00%, 02/10/26(a)(j)	USD	415	454,114
FEL Energy VI Sarl, 5.75%, 12/01/40(j)		1,250	1,304,384
Garfunkelux Holdco 3 SA(a) 6.75%, 11/01/25	EUR	2,286	2,764,229
7.75%, 11/01/25	GBP	3,885	5,468,010
Gol Finance SA, 8.00%, 06/30/26(a)(j)	USD	876	880,380
Herens Midco Sarl, 5.25%, 05/15/29(a)	EUR	1,006	1,130,341
Kenbourne Invest SA, 4.70%, 01/22/28(a)(j)	USD	540	541,890
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(a)(j)		1,410	1,417,755
MHP Lux SA, 6.25%, 09/19/29(e)(j)		2,205	2,233,555
Millicom International Cellular SA(a)(j) 5.13%, 01/15/28		180	186,773
4.50%, 04/27/31		1,616	1,696,800
Nielsen Co. Luxembourg Sarl, 5.00%, 02/01/25(a)		53	54,259

Security		Par (000)	Value

Luxembourg (continued)
Picard Bondco SA, 5.38%, 07/01/27(a)	EUR	750	$873,662
Sani/Ikos Financial Holdings 1 Sarl, 5.63%, 12/15/26(a)		718	848,329
Simpar Europe SA, 5.20%, 01/26/31(a)(j)	USD	1,330	1,321,954

			25,104,802

Macau — 0.5%
Champion Path Holdings Ltd.(e) 4.50%, 01/27/26(j)		551	562,020
4.85%, 01/27/28		390	394,704
MGM China Holdings Ltd., 5.88%, 05/15/26(e)(j)		5,000	5,107,188
Studio City Finance Ltd., 5.00%, 01/15/29(a)(j)		1,290	1,189,219
Wynn Macau Ltd., 5.50%, 01/15/26(e)(j)		4,000	3,865,000

			11,118,131

Malaysia — 0.0%
Petronas Capital Ltd., 3.50%, 04/21/30(a)		200	216,486

Mauritius — 0.4%
Azure Power Energy Ltd., 3.58%, 08/19/26(a)		825	833,250
HTA Group Ltd., 7.00%, 12/18/25(a)(j)		1,869	1,959,880
India Cleantech Energy, 4.70%, 08/10/26(a)(j)		955	965,744
India Green Energy Holdings, 5.38%, 04/29/24(a)(j)		1,402	1,454,575
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(e)(j)(m)		2,450	2,606,647
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(b)(e)(m)		700	713,790

			8,533,886

Mexico — 1.2%
Alfa SAB de CV, 6.88%, 03/25/44(e)(j)		200	266,000
Alpek SAB de CV, 3.25%, 02/25/31(a)(j)		200	201,850
Axtel SAB de CV, 6.38%, 11/14/24(a)(j)		1,271	1,309,368
Cemex SAB de CV(j) 5.45%, 11/19/29(e)		549	592,920
3.88%, 07/11/31(a)		700	698,670
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)(j)		1,200	1,391,850
Cydsa SAB de CV, 6.25%, 10/04/27(a)(j)		2,020	2,096,760
Grupo Axo SAPI de CV, 5.75%, 06/08/26(a)(j)		1,439	1,474,345
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(a)(b)(j)(m)		1,200	1,256,850
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)(j)		1,200	1,233,975
Mexico City Airport Trust(j) 4.25%, 10/31/26(a)		200	212,525
5.50%, 07/31/47(e)		1,257	1,277,426
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)(j)		2,881	2,896,846
Orbia Advance Corp. SAB de CV(a)(j) 6.75%, 09/19/42		200	264,350
5.50%, 01/15/48		1,000	1,173,938
Petroleos Mexicanos 6.88%, 08/04/26(j)		2,533	2,742,226
6.50%, 03/13/27(j)		1,958	2,055,900
6.84%, 01/23/30		155	159,325
5.95%, 01/28/31(j)		1,458	1,409,740
5.63%, 01/23/46(j)		1,447	1,152,318
6.35%, 02/12/48(j)		1,362	1,163,148
7.69%, 01/23/50(j)		2,910	2,740,929
Trust Fibra Uno, 5.25%, 01/30/26(a)(j)		1,015	1,123,605

			28,894,864

S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Morocco — 0.1%
OCP SA, 3.75%, 06/23/31(a)(j)	USD	1,220	$1,216,950

MultiNational — 0.0%
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(e)		390	350,025
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(j)		200	199,915

			549,940

Netherlands — 0.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(a)(j)		200	216,750
Embraer Netherlands Finance BV, 6.95%, 01/17/28(a)(j)		1,049	1,187,520
Equate Petrochemical BV(a)
4.25%, 11/03/26		200	220,100
2.63%, 04/28/28(j)		851	854,191
Titan Holdings II BV, 5.13%, 07/15/29(a)	EUR	566	665,424
United Group BV, 3.63%, 02/15/28(e)		2,500	2,792,202
VEON Holdings BV, 4.00%, 04/09/25(a)(j)	USD	2,085	2,186,644
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(j)		1,837	1,939,528
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)(j)		431	445,572
Ziggo BV(a)(j)
5.50%, 01/15/27		581	600,609
4.88%, 01/15/30		786	810,563

			11,919,103

Oman — 0.1%
OQ SAOC, 5.13%, 05/06/28(a)(j)		1,529	1,542,379

Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)(j)		1,590	1,667,811
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(l)		1,078	1,073,146
Banco Nacional de Panama, 2.50%, 08/11/30(a)		200	190,925
Banistmo SA, 3.65%, 09/19/22(e)(j)		1,000	1,010,050

			3,941,932

Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)(j)		725	749,469

Peru — 0.2%
Inkia Energy Ltd., 5.88%, 11/09/27(e)(j)		2,588	2,674,439
InRetail Consumer, 3.25%, 03/22/28(a)(j)		860	855,861
Kallpa Generacion SA, 4.88%, 05/24/26(e)		200	213,100
Nexa Resources SA, 5.38%, 05/04/27(a)(j)		1,200	1,254,975

			4,998,375

Qatar — 0.0%
Qatar Petroleum, 3.30%, 07/12/51(a)		200	201,335

S.Georgia/S.San — 0.1%
Credit Suisse Group Guernsey VII Ltd., Series AR, 3.00%, 11/12/21(a)(d)(e)(k)	CHF	1,200	1,365,524

Saudi Arabia(j) — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	USD	2,506	2,609,372
Saudi Arabian Oil Co.
3.50%, 04/16/29(e)		200	214,663
2.25%, 11/24/30(a)		3,380	3,293,810

			6,117,845

Singapore — 0.3%
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(a)(j)		1,754	1,801,976

Security		Par (000)	Value

Singapore (continued)
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(e)(j)	USD	2,000	$2,077,250
Puma International Financing SA
5.13%, 10/06/24(a)		1,200	1,204,500
5.00%, 01/24/26(e)		2,101	2,102,707
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)		700	704,375

			7,890,808

South Africa(j) — 0.2%
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		1,400	1,503,512
Sasol Financing USA LLC, 6.50%, 09/27/28		2,456	2,707,740

			4,211,252

Turkey — 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(a)(j)		747	759,139

United Arab Emirates(e)(j) — 0.2%
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(m)		1,772	1,942,555
MAF Sukuk Ltd., 4.64%, 05/14/29		2,785	3,163,238

			5,105,793

United Kingdom — 0.5%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(a)	GBP	317	423,752
Deuce Finco PLC, 5.50%, 06/15/27(a)		1,308	1,782,343
Fresnillo PLC, 4.25%, 10/02/50(a)	USD	200	207,475
Inspired Entertainment Financing PLC, 7.88%, 06/01/26(a)	GBP	675	932,233
International Game Technology PLC, 6.25%, 01/15/27(a)(j)	USD	600	678,000
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)(j)		1,652	1,701,560
Royalty Pharma PLC, 3.55%, 09/02/50(j)		235	230,847
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		300	291,338
8.95%, 03/11/25(a)(j)		1,439	1,435,402
Vedanta Resources Ltd., 6.38%, 07/30/22(e)(j)		1,700	1,695,006
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(j)		887	909,596
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(a)(j)		748	760,155
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31(a)(j)		671	669,323
Vodafone Group PLC, 4.25%, 09/17/50(j)		205	236,243

			11,953,273

United States — 10.5%
AbbVie, Inc., 4.25%, 11/21/49(j)		164	194,250
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(a)(j)		243	253,024
ADT Security Corp., 4.88%, 07/15/32(a)(j)		404	407,535
AECOM, 5.13%, 03/15/27(j)		138	152,835
Affinity Gaming, 6.88%, 12/15/27(a)(j)		1,000	1,051,725
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)(j)
3.50%, 03/15/29		4,435	4,426,019
4.88%, 02/15/30		3,801	4,095,577
Allegiant Travel Co., 8.50%, 02/05/24(a)(j)		5,000	5,350,000
Amazon.com, Inc.(j)
2.50%, 06/03/50		249	233,202
3.10%, 05/12/51		502	524,816
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(a)(j)		97	99,061
American Tower Corp.(j)
3.10%, 06/15/50		301	294,639

11

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
American Tower Corp.(j) (continued)	USD	252	$237,662
2.95%, 01/15/51
AMN Healthcare, Inc., 4.00%, 04/15/29(a)(j)		224	230,720
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(j)		361	430,934
Anthem, Inc., 3.13%, 05/15/50(j)		289	292,298
Apple, Inc., 2.65%, 02/08/51(j)		244	233,413
Aramark Services, Inc., 5.00%, 02/01/28(a)(j)		1,243	1,277,182
Arconic Corp.(a)(j)
6.00%, 05/15/25		97	101,871
6.13%, 02/15/28		83	87,982
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/25(a)(j)		244	254,804
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29(a)(j)		385	388,746
AT&T, Inc., 3.30%, 02/01/52(j)		247	239,160
Avaya, Inc., 6.13%, 09/15/28(a)		65	68,346
Azul Investments LLP(j) 5.88%, 10/26/24(e)		2,955	2,785,642
7.25%, 06/15/26(a)		1,015	969,325
B&G Foods, Inc.(g)(j)
5.25%, 04/01/25		96	98,290
5.25%, 09/15/27		122	127,244
Ball Corp., 2.88%, 08/15/30(j)		337	327,101
Bank of America Corp.(b)(j)
(3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51		316	373,931
(SOFR + 1.65%), 3.48%, 03/13/52		277	299,043
Bausch Health Americas, Inc., 9.25%, 04/01/26(a)(j)		390	416,510
Bausch Health Cos., Inc.(a)(j)
9.00%, 12/15/25		394	415,857
5.75%, 08/15/27		131	137,223
Berry Global, Inc., 4.88%, 07/15/26(a)(j)		330	346,517
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)(j)		398	430,338
Bristow Group, Inc., 6.88%, 03/01/28(a)(j)		1,204	1,252,786
Broadcom, Inc., 3.75%, 02/15/51(a)(j)		517	515,914
Buckeye Partners LP, 4.15%, 07/01/23(g)		69	71,070
Builders FirstSource, Inc., 6.75%, 06/01/27(a)(j)		100	106,000
Caesars Entertainment, Inc., 6.25%, 07/01/25(a)(j)		4,096	4,312,095
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)(j)		906	955,128
California Resources Corp., 7.13%, 02/01/26(a)(j)		583	615,243
Calpine Corp.(a)(j)
4.50%, 02/15/28		4,227	4,311,540
5.13%, 03/15/28		585	592,449
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)		140	131,775
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/30(a)(j)		803	839,516
CDK Global, Inc., 5.25%, 05/15/29(a)(j)		109	117,734
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)(j)		417	433,159
Centene Corp.(j)
2.45%, 07/15/28		2,423	2,435,115
4.63%, 12/15/29		924	1,006,975
2.63%, 08/01/31		1,617	1,606,069
Centennial Resource Production LLC, 5.38%, 01/15/26(a)(j)		150	147,195
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		69	71,612

Security		Par (000)	Value

United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital(j)
3.50%, 06/01/41	USD	234	$229,775
3.70%, 04/01/51		297	289,166
Cheniere Energy Partners LP 5.63%, 10/01/26(j)		3,740	3,842,850
4.50%, 10/01/29(j)		391	415,684
3.25%, 01/31/32(a)		877	879,894
Cheniere Energy, Inc., 4.63%, 10/15/28(j)		846	891,473
Chesapeake Energy Corp.(a)(j)
5.50%, 02/01/26		1,373	1,434,785
5.88%, 02/01/29		251	268,181
Churchill Downs, Inc., 4.75%, 01/15/28(a)		69	72,191
Cinemark Holdings, Inc., 4.50%, 08/15/25(g)(k)		4,035	6,432,207
Citgo Holding, Inc., 9.25%, 08/01/24(a)(j)		1,275	1,284,562
Citigroup, Inc., (SOFR + 4.55%), 5.32%, 03/26/41(b)(j)		221	293,412
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(a)(j)		124	130,281
Clean Harbors, Inc., 4.88%, 07/15/27(a)(j)		75	77,813
CNX Resources Corp., 7.25%, 03/14/27(a)(j)		390	415,233
Compass Minerals International, Inc., 6.75%, 12/01/27(a)		69	73,226
Continental Resources, Inc., 4.38%, 01/15/28(j)		548	606,225
Crown Castle International Corp., 3.25%, 01/15/51(j)		198	195,418
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)(j)		658	673,430
CSC Holdings LLC(a)(j)
5.75%, 01/15/30		1,433	1,456,967
4.63%, 12/01/30		585	554,565
CVS Health Corp., 5.05%, 03/25/48(j)		152	195,655
DAE Funding LLC(a)
2.63%, 03/20/25		200	203,163
3.38%, 03/20/28(j)		2,926	3,002,807
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		53	55,145
Dave & Buster’s, Inc., 7.63%, 11/01/25(a)(j)		276	295,309
DaVita, Inc., 4.63%, 06/01/30(a)(j)		435	447,446
DCP Midstream Operating LP(j)
5.38%, 07/15/25		154	170,170
5.13%, 05/15/29		203	228,427
Dell International LLC/EMC Corp., 8.35%, 07/15/46(j)		147	238,413
Devon Energy Corp.(a)(j)
5.25%, 10/15/27		85	90,347
4.50%, 01/15/30		517	563,472
DISH DBS Corp., 7.75%, 07/01/26(j)		1,626	1,836,120
Easy Tactic Ltd., 8.13%, 02/27/23(e)		300	217,500
Elanco Animal Health, Inc., 5.90%, 08/28/28(j)		196	229,320
Encompass Health Corp., 4.50%, 02/01/28(g)(j)		222	229,215
Endeavor Energy Resources LP/EER Finance, Inc.(a)(j)
6.63%, 07/15/25		540	569,025
5.75%, 01/30/28		895	941,988
Energizer Holdings, Inc., 4.38%, 03/31/29(a)(j)		252	250,096
EQT Corp., 3.00%, 10/01/22		27	27,475
Equinix, Inc., 2.95%, 09/15/51(j)		257	241,302
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)(j)		3,917	4,093,265
Ford Motor Co.(j)
8.50%, 04/21/23		560	615,966
9.00%, 04/22/25		1,017	1,222,973
9.63%, 04/22/30		291	411,903

S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Ford Motor Credit Co. LLC(j) 3.09%, 01/09/23	USD	1,116	$1,132,405
4.13%, 08/17/27		1,641	1,740,280
5.11%, 05/03/29		1,971	2,202,592
Forestar Group, Inc.(a)(j) 3.85%, 05/15/26		504	503,370
5.00%, 03/01/28		5,651	5,834,657
Freeport-McMoRan, Inc.(j) 5.00%, 09/01/27		226	235,605
4.63%, 08/01/30		323	349,244
Fresh Market, Inc., 9.75%, 05/01/23(a)(j)		3,000	3,090,000
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)(j)		828	879,750
6.75%, 05/01/29(a)(j)		171	180,191
5.88%, 11/01/29(g)		65	65,533
Full House Resorts, Inc., 8.25%, 02/15/28(a)(j)		230	247,250
General Motors Co., 5.95%, 04/01/49(j)		319	420,416
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27(j)		455	460,688
Gilead Sciences, Inc., 2.80%, 10/01/50(j)		250	235,674
Gray Television, Inc., 7.00%, 05/15/27(a)(j)		263	282,068
Greenland Global Investment Ltd.(e)
5.60%, 11/13/22		200	138,000
6.13%, 04/22/23		240	156,000
6.75%, 09/26/23		200	122,000
Hanesbrands, Inc., 4.63%, 05/15/24(a)(j)		173	182,390
Harsco Corp., 5.75%, 07/31/27(a)(j)		238	246,628
HCA, Inc.(g)
5.38%, 02/01/25		1,319	1,473,982
5.88%, 02/01/29		132	158,623
3.50%, 09/01/30(j)		1,888	2,000,128
Herc Holdings, Inc., 5.50%, 07/15/27(a)(j)		166	174,171
Hilton Domestic Operating Co., Inc.(j)
4.88%, 01/15/30		263	282,136
3.63%, 02/15/32(a)		3,977	3,917,345
Hologic, Inc., 3.25%, 02/15/29(a)(j)		130	130,062
Homes By West Bay LLC, 9.50%, 04/30/27(d)		5,256	5,157,713
Howard Hughes Corp.(a)(j)
5.38%, 08/01/28		323	340,361
4.13%, 02/01/29		1,002	1,003,252
4.38%, 02/01/31		1,102	1,108,513
Howmet Aerospace, Inc., 6.88%, 05/01/25(j)		115	134,552
iHeartCommunications, Inc.(j)
6.38%, 05/01/26		698	736,129
4.75%, 01/15/28(a)		429	442,085
International Business Machines Corp., 4.25%, 05/15/49(j)		194	235,234
IQVIA, Inc.(a)(j)
5.00%, 10/15/26		200	204,974
5.00%, 05/15/27		202	209,813
IRB Holding Corp., 7.00%, 06/15/25(a)(j)		360	382,221
Iron Mountain, Inc.(a)(j)
4.88%, 09/15/27		321	333,256
5.25%, 03/15/28		264	275,880
5.25%, 07/15/30		1,295	1,374,293
Jaguar Holding Co. II/PPD Development LP(a)
4.63%, 06/15/25		69	71,674
5.00%, 06/15/28(j)		97	104,405
JBS USA Food Co., 5.75%, 01/15/28(a)(j)		264	277,203

Security		Par (000)	Value

United States (continued)
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(a)(j)	USD	1,916	$2,072,633
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(b)(j)		292	296,608
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(j)		276	284,970
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(j)		197	205,670
Kinder Morgan, Inc., 3.60%, 02/15/51(j)		534	539,685
Kraft Heinz Foods Co., 3.88%, 05/15/27(j)		323	352,688
Kroger Co., 3.95%, 01/15/50(j)		254	288,260
Lamar Media Corp., 4.00%, 02/15/30(j)		113	116,334
Lamb Weston Holdings, Inc.(a)
4.63%, 11/01/24(j)		89	90,520
4.88%, 11/01/26(j)		115	117,820
4.88%, 05/15/28		69	75,848
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(a)(j)		122	125,050
Level 3 Financing, Inc.(j)
5.25%, 03/15/26		204	210,528
3.63%, 01/15/29(a)		219	212,156
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(k)		945	811,633
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)		90	93,039
Lowe’s Cos., Inc., 3.00%, 10/15/50(j)		296	288,638
Lumen Technologies, Inc.(a)(j)
5.13%, 12/15/26		848	879,800
4.00%, 02/15/27		248	253,406
LYB International Finance III LLC, 3.63%, 04/01/51(j)		188	197,634
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)(i)		69	72,881
Masonite International Corp., Class C, 5.38%, 02/01/28(a)		69	72,657
MasTec, Inc., 4.50%, 08/15/28(a)(j)		83	86,631
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(j)
4.63%, 06/15/25(a)		4,086	4,402,665
5.75%, 02/01/27		152	174,800
MGM Resorts International(j)
6.75%, 05/01/25(g)		195	205,481
5.50%, 04/15/27		1,148	1,245,580
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(j)		1,215	1,237,781
Molina Healthcare, Inc.(a)(j)
4.38%, 06/15/28		110	114,442
3.88%, 11/15/30		370	386,650
Morgan Stanley, (SOFR + 1.43%), 2.80%, 01/25/52(b)(j)		384	369,096
Motorola Solutions, Inc.(j)
2.75%, 05/24/31		700	714,362
5.50%, 09/01/44		185	241,046
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(a)(c)		3,380	3,380,000
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29(j)		293	314,389
MSCI, Inc., 3.88%, 02/15/31(a)(j)		277	290,504
Nationstar Mortgage Holdings, Inc., 5.13%, 12/15/30(a)(j)		453	454,001
New Home Co., Inc., 7.25%, 10/15/25(a)(j)		661	695,550
Nexstar Media, Inc., 5.63%, 07/15/27(a)(j)		380	402,031
NextEra Energy Operating Partners LP(a)
4.25%, 09/15/24		12	12,660
4.50%, 09/15/27(j)		143	153,725

13

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
NRG Energy, Inc., 5.25%, 06/15/29(a)(j)	USD	191	$203,176
Oracle Corp., 3.95%, 03/25/51(j)		215	226,743
Outfront Media Capital LLC/Outfront Media Capital Corp.(a)(j)
5.00%, 08/15/27		273	280,002
4.63%, 03/15/30		269	269,570
Pacific Gas and Electric Co., 4.50%, 07/01/40		42	43,381
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co. Issuer, 7.50%, 06/01/25(a)(j)		278	295,375
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.Issuer, 5.88%, 10/01/28(a)(j)		263	278,080
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)(j)		1,790	1,842,313
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 02/15/28(a)(j)		1,275	1,333,969
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(a)(j)		5,448	5,849,790
PennyMac Financial Services, Inc., 5.38%, 10/15/25(a)(j)		277	284,881
PG&E Corp., 5.00%, 07/01/28		65	66,219
Pilgrim’s Pride Corp., 5.88%, 09/30/27(a)(j)		116	123,337
Pitney Bowes, Inc.(a)(j) 6.88%, 03/15/27		525	552,563
7.25%, 03/15/29		445	467,806
Playtika Holding Corp., 4.25%, 03/15/29(a)(j)		575	576,834
Post Holdings, Inc., 4.63%, 04/15/30(a)(j)		1,023	1,030,908
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)(j)
3.38%, 08/31/27		203	194,754
6.25%, 01/15/28		1,194	1,234,333
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26(a)(j)		124	128,030
Rattler Midstream LP, 5.63%, 07/15/25(a)(j)		450	468,585
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)(j)		275	284,281
Rite Aid Corp., 7.50%, 07/01/25(a)		209	208,952
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31(a)(j)		4,371	4,409,246
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)(j)		219	227,760
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25(j)		360	368,824
Sasol Financing USA LLC(j) 4.38%, 09/18/26		850	860,243
5.50%, 03/18/31		1,590	1,622,197
Scenery Journey Ltd., 13.00%, 11/06/22(e)		980	169,234
Scientific Games International, Inc., 5.00%, 10/15/25(a)(j)		689	708,809
Select Medical Corp., 6.25%, 08/15/26(a)(j)		169	177,720
Service Properties Trust(j) 4.50%, 06/15/23(g)		2,122	2,164,482
4.35%, 10/01/24		441	446,834
7.50%, 09/15/25		439	492,883
5.50%, 12/15/27		360	383,656
Sirius XM Radio, Inc.(a)(j) 5.50%, 07/01/29		3,689	3,988,731
4.13%, 07/01/30		404	405,874
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)(j)		100	106,500

Security		Par (000)	Value

United States (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(a)(j)	USD	330	$346,500
Sprint Corp., 7.63%, 03/01/26(j)		300	363,518
SRS Distribution, Inc., 4.63%, 07/01/28(a)(j)		290	295,858
Standard Industries, Inc.(a)(j) 5.00%, 02/15/27		241	248,531
4.38%, 07/15/30		310	316,200
Steel Dynamics, Inc., 3.25%, 10/15/50(j)		238	235,105
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)(j)		157	164,850
Sunoco LP/Sunoco Finance Corp.(j) 5.50%, 02/15/26		4,509	4,599,631
4.50%, 05/15/29		474	480,764
Talen Energy Supply LLC, 7.25%, 05/15/27(a)(j)		3,902	3,681,010
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		2,783	2,849,096
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.(j) 5.88%, 04/15/26		5,118	5,345,111
5.50%, 03/01/30		990	1,082,503
4.00%, 01/15/32(a)		2,927	3,024,908
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(a)(j)		3,628	4,135,920
TEGNA, Inc.(j) 4.75%, 03/15/26(a)		77	80,321
4.63%, 03/15/28		554	566,382
Teleflex, Inc., 4.25%, 06/01/28(a)(j)		139	144,434
Tenet Healthcare Corp.(a)(j) 7.50%, 04/01/25		183	194,209
4.63%, 06/15/28		249	258,004
4.25%, 06/01/29		4,566	4,634,490
Texas Capital Bank NA, (3 mo. LIBOR US + 4.50%), 4.63%, 09/30/24(a)(b)		3,800	3,813,048
T-Mobile USA, Inc.(j) 4.75%, 02/01/28(g)		396	420,750
4.50%, 04/15/50		251	292,608
3.30%, 02/15/51		241	233,014
TransDigm, Inc.(j) 6.25%, 03/15/26(a)		1,150	1,198,875
6.38%, 06/15/26		866	893,418
Travel + Leisure Co., 6.63%, 07/31/26(a)(j)		584	665,042
TreeHouse Foods, Inc., 4.00%, 09/01/28(j)		111	108,632
U.S. Foods, Inc., 6.25%, 04/15/25(a)(j)		138	144,755
Under Armour, Inc., 3.25%, 06/15/26(g)(j)		83	85,905
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(g)(j)		5,070	5,674,112
United Rentals North America, Inc., 3.88%, 02/15/31(g)(j)		1,388	1,422,700
United Wholesale Mortgage LLC, 5.50%, 11/15/25(a)(j)		4,698	4,733,235
UnitedHealth Group, Inc.(j) 2.90%, 05/15/50		290	290,782
3.13%, 05/15/60		230	235,372
Vail Resorts, Inc., 6.25%, 05/15/25(a)(j)		83	87,773
Valvoline, Inc., 4.25%, 02/15/30(a)(j)		83	86,054
VeriSign, Inc., 4.75%, 07/15/27(j)		77	80,996
Verizon Communications, Inc.(j) 2.88%, 11/20/50		302	281,508
3.55%, 03/22/51		351	370,164
ViacomCBS, Inc., 4.95%, 05/19/50(j)		189	236,622
ViaSat, Inc., 5.63%, 04/15/27(a)(j)		132	137,610

S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
VICI Properties LP/VICI Note Co., Inc.(a)(j) 3.50%, 02/15/25	USD	197	$200,940
4.25%, 12/01/26		3,926	4,100,040
Vistra Operations Co. LLC(a)(j) 5.50%, 09/01/26		217	222,957
5.63%, 02/15/27		279	288,782
5.00%, 07/31/27		3,809	3,932,792
William Carter Co.(a) 5.50%, 05/15/25		53	55,687
5.63%, 03/15/27		69	71,529
Williams Scotsman International, Inc., 4.63%, 08/15/28(a)(j)		86	89,587
WMG Acquisition Corp., 3.88%, 07/15/30(a)(j)		73	75,920
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)(j)		523	545,975
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(j)		938	947,361
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)(j)
7.75%, 04/15/25		538	567,601
5.13%, 10/01/29		908	914,810
XHR LP(a)(j) 6.38%, 08/15/25		1,368	1,451,284
4.88%, 06/01/29		271	278,341
Yum! Brands, Inc.(a)(j) 7.75%, 04/01/25		158	168,938
4.75%, 01/15/30		335	363,080
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)(j)		206	205,017

			247,638,471

Vietnam — 0.1%
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(e)		1,500	1,493,265

Total Corporate Bonds — 25.7% (Cost: $620,241,207)			608,461,016

Floating Rate Loan Interests

Canada — 0.1%
Great Canadian Gaming Corp., Term Loan, 4.75%, 11/01/26(b)(o)		1,342	1,345,691

Cayman Islands — 0.2%
Vita Global Finco Ltd., Term Loan B, (Euribor + 7.00%), 7.00%, 04/23/27(b)(d)	EUR	5,046	5,764,865

Luxembourg(b) — 0.5%
AEA International Holdings (Lux) Sarl, Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 08/05/28(d)	USD	2,479	2,476,156
Luxembourg Life Fund(d)
2021 1st Lien Term Loan, (3 mo. LIBOR + 9.25%), 9.38%, 05/27/26		2,954	2,928,300
2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.38%, 04/01/23		2,896	2,881,520

Security		Par (000)	Value

Luxembourg (continued)
Pronovias SL
EUR Term Loan B1, (Euribor + 4.50%), 4.50%, 10/02/24.	EUR	1,473	$1,147,736
EUR Term Loan B3, (EURIBOR + 4.50%), 4.50%, 10/02/24		3,720	2,897,561

			12,331,273

Netherlands — 0.4%
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26(b)	USD	8,336	8,304,336

United Kingdom(b) — 0.3%
Constellation Automative Ltd., (SONIA CMPD + 7.50%), 7.55%, 06/30/29	GBP	750	1,026,345
GVC Holdings (Gibraltar) Ltd., 2021 USD Term Loan B4, 03/16/27(o)	USD	5,753	5,757,214

			6,783,559

United States — 9.9%
ACProducts Holdings, Inc., 2021 Term Loan B, 05/17/28(b)(o)		6,352	6,337,343
American Rock Salt Company LLC, 2021 Term Loan, (1 mo. LIBOR + 4.00%), 4.75%, 06/04/28(b)		1,480	1,733,298
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 09/19/24(b)		154	153,943
Athenahealth, Inc., 2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.38%, 02/11/26(b)		1,339	1,341,949
Avantor, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 11/08/27(b)		3,776	3,781,121
Avaya, Inc.(b)
2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.33%, 12/15/27		257	257,120
2021 Term Loan B2, (1 mo. LIBOR + 4.00%), 4.08%, 12/15/27		170	170,094
City Brewing Co. LLC, Closing Date Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 04/05/28(b)		4,262	4,217,590
CML Hyatt Lost Pines, Term Loan, 09/09/26(b)(o)		5,000	4,975,000
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 05/14/28(b)(d)		738	745,195
Conair Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%), 4.25%, 05/17/28(b)		2,139	2,139,898
ConnectWise LLC, 2021 Term Loan B, 09/29/28(b)(o)		2,873	2,865,818
Cypher Bidco, (Euribor + 4.50%), 4.50%, 03/01/28(b)(d)	EUR	1,828	1,990,056
Directv Financing LLC, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/22/27(b)	USD	5,857	5,858,816
DT Midstream, Inc, Term Loan B, (3 mo. LIBOR + 2.00%), 2.50%, 06/26/28(b)		4,760	4,757,356
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 02/06/26(b)		256	256,042
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(b)(d)		3,652	3,743,373
Flexera Software LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.75%), 4.50%, 03/03/28(b)		256	256,442
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28(b)		1,394	1,383,608

15

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Galaxy Universal LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 12/29/26(b)(d)	USD	11,951	$12,026,590
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 2.75%), 2.88%, 07/02/25(b)		368	358,167
Granite Acquisition, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 03/24/28(b)		1,743	1,740,454
Green Plains Operating Company LLC, Term Loan, (3 mo. LIBOR + 8.00%), 8.13%, 07/20/26(b)(d)		7,098	7,027,020
HCRX Investments Holdco LP, Term Loan B, 07/14/28(b)(o)		3,474	3,460,973
Herschend Entertainment Company LLC, 2021 Term Loan, 08/27/28(b)(o)		2,437	2,432,443
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 08/02/28(b)(o)		8,508	8,527,143
Informatica LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.33%, 02/25/27(b)		681	678,856
IPS Corp.(b)(o)
2021 Delayed Draw Term Loan, 09/21/28		207	206,741
2021 Term Loan, 09/21/28		1,035	1,033,712
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/15/27(b)		6,229	6,236,271
ITT Holdings LLC, 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.25%, 07/10/28(b)		1,994	1,989,852
J&J Ventures Gaming LLC, Term Loan, (1 mo. LIBOR + 4.00%), 4.75%, 04/07/28(b)(d)		5,509	5,529,659
Jack Ohio Finance LLC, 5.50%, 10/04/28		1,198	1,192,010
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 07/28/28(b)		4,894	4,895,796
Jo-Ann Stores, Inc., 2021 Term Loan B1, 07/07/28(b)(o)		3,800	3,689,800
LBM Acquisition LLC(b)
2021 Incremental Delayed Draw Term Loan B2, 4.50%, 12/17/27(o)		2,477	2,452,230
2021 Incremental Term Loan B2, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		4,954	4,904,460
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		1,053	1,044,606
Leslie’s Poolmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 03/04/28(b)		4,813	4,803,882
LogMeIn, Inc., Term Loan B, (1 mo. LIBOR + 4.75%), 4.83%, 08/31/27(b)		872	873,227
LSF11 A5 HoldCo LLC, 4.50%, 09/30/28(d)		4,062	4,067,078
Maverick Gaming LLC, Term Loan B, (3 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/19/26(b)		947	932,795
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.84%, 09/30/24(b)		240	239,821
Medical Solutions LLC, 2021 2nd Lien Term Loan, 10/01/29(b)(o)		1,229	1,216,710
Medline Industries, Inc., USD Term Loan B, 4.25%, 09/20/28		8,218	8,200,003
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27(b)		868	869,523
Michaels Companies, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.25%), 5.00%, 04/15/28(b)		2,695	2,696,458
Moldrite Plastics LLC, 0.00%(d)		858	858,000

Security		Par (000)	Value

United States (continued)
OpenDoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26	USD	4,442	$4,442,174
Organon Finance 1 LLC, USD Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/02/28(b)		807	810,302
Park River Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.25%), 4.00%, 12/28/27(b)		3,014	3,001,180
Peraton Holding Corp.(b)
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		159	161,981
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		358	357,943
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28(b)		7,393	7,404,303
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 03/03/28(b)(o)		928	929,216
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/24/28(b)		604	601,922
Redstone Buyer LLC(b)
2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.75%), 8.50%, 04/27/29		620	602,950
2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.50%, 04/27/28		1,138	1,118,085
Rexnord LLC, 2021 Term Loan B, 10/04/28(b)(o)		451	450,887
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27(b)		6,644	6,667,634
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 08/25/28(b)		8,831	8,792,409
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 03/06/25(b)		3,597	3,568,815
Shearer’s Foods, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.25%, 09/23/27(b)		3,767	3,760,508
Signal Parent, Inc, Term Loan B, (1 mo. LIBOR + 3.50%), 4.25%, 04/03/28(b)		4,790	4,730,273
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28(b)		1,288	1,295,067
Springs Windows Fashions LLC, 2021 Term Loan B, 10/06/28(b)(o)		2,549	2,528,302
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 06/02/28(b)		6,942	6,939,084
Surf Holdings LLC, USD Term Loan, (3 mo. LIBOR + 3.50%), 3.62%, 03/05/27(b)		526	522,792
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%), 5.00%, 02/18/28(b)(d)		5,893	5,899,971
Tory Burch LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 04/16/28(b)		5,772	5,778,697
Triton Water Holdings, Inc, Term Loan, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 03/31/28(b)		5,003	5,006,620
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 3.75%, 08/06/28(b)(o)		9,266	9,259,606
Ultimate Software Group, Inc., 2021 Incremental Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 05/04/26(b)		410	410,448
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.08%, 02/28/27(b)(d)		257	256,379

S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.84%, 04/29/23(b)	USD	175	$174,604
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27(b)		4,297	4,306,286
Woof Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/21/27(b)		3,777	3,779,589

			234,706,369

Total Floating Rate Loan Interests — 11.4% (Cost: $269,225,980)			269,236,093

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 3.50%, 07/09/41(j)(p)		4,118	1,501,011

Austria — 0.2%
Republic of Austria Government Bond, 2.10%, September 20, 2117(a)(e)	EUR	2,103	3,890,912

Bahrain — 0.3%
Bahrain Government International Bond
7.00%, 01/26/26(e)(j)	USD	1,986	2,192,420
4.25%, 01/25/28(a)(j)		200	197,250
6.75%, 09/20/29(e)(j)		1,750	1,874,469
7.38%, 05/14/30(e)		200	221,600
5.63%, 09/30/31(a)(j)		1,183	1,172,131
5.25%, 01/25/33(a)(j)		825	782,719
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(e)(j)		649	739,860

			7,180,449

Brazil — 0.3%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/24(n)	BRL	54,542	7,682,647
Brazilian Government International Bond 4.63%, 01/13/28(j)	USD	251	264,460
3.88%, 06/12/30		326	315,670

			8,262,777

Chile — 0.0%
Chile Government International Bond, 2.45%, 01/31/31(j)		283	280,223

Colombia — 0.7%
Colombia Government International Bond 8.13%, 05/21/24		138	159,373
3.88%, 04/25/27(j)		5,433	5,632,663
4.50%, 03/15/29		200	210,662
3.00%, 01/30/30(j)		2,524	2,377,766
3.13%, 04/15/31(j)		5,404	5,052,064
4.13%, 05/15/51(j)		2,198	1,894,126
3.88%, 02/15/61(j)		1,254	1,014,016

			16,340,670

Dominican Republic(j) — 0.6%
Dominican Republic International Bond 5.95%, 01/25/27(e)		2,681	3,009,423
6.00%, 07/19/28(e)		700	787,500
4.50%, 01/30/30(a)		4,057	4,116,080
4.88%, 09/23/32(a)		2,733	2,788,172

Security		Par (000)	Value

Dominican Republic (continued)
Dominican Republic International Bond (continued)
6.50%, 02/15/48(a)	USD	779	$832,215
6.40%, 06/05/49(e)		1,620	1,715,479

			13,248,869

Egypt — 0.6%
Egypt Government International Bond 5.58%, 02/21/23(a)(j)		1,000	1,026,350
5.75%, 05/29/24(a)(j)		1,844	1,908,540
5.88%, 06/11/25(e)(j)		2,054	2,115,415
5.25%, 10/06/25(a)		200	203,000
7.60%, 03/01/29(e)(j)		1,920	1,977,600
5.88%, 02/16/31(a)(j)		520	474,500
6.38%, 04/11/31(a)	EUR	1,987	2,249,854
8.50%, 01/31/47(a)(j)	USD	2,118	2,027,985
7.90%, 02/21/48(e)(j)		1,015	918,575
7.50%, 02/16/61(a)(j)		1,906	1,658,220

			14,560,039

Ghana(j) — 0.3%
Ghana Government International Bond 6.38%, 02/11/27(e)		2,437	2,269,456
7.75%, 04/07/29(a)		1,901	1,805,950
8.63%, 04/07/34(a)		2,480	2,343,600

			6,419,006

Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41(a)		620	604,240

Indonesia — 0.4%
Indonesia Government International Bond 3.50%, 01/11/28(j)		1,000	1,083,938
4.10%, 04/24/28(j)		1,668	1,871,600
4.75%, 02/11/29		200	233,022
3.40%, 09/18/29(j)		2,212	2,381,771
5.35%, 02/11/49(j)		1,466	1,889,124
Indonesia Treasury Bond, 8.38%, 03/15/34	IDR	14,575,000	1,145,633

			8,605,088

Israel — 0.0%
Israel Government International Bond, 2.75%, 07/03/30(j)	USD	200	212,625

Mexico — 0.4%
Mexican Bonos, 10.00%, 11/20/36	MXN	19,400	1,139,867
Mexico Government International Bond(j) 4.15%, 03/28/27	USD	200	225,400
4.50%, 04/22/29		3,174	3,564,402
2.66%, 05/24/31		3,958	3,817,738
4.75%, 03/08/44		200	212,662
4.35%, 01/15/47		200	200,288
3.77%, 05/24/61		1,132	1,005,216

			10,165,573

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(e)(j)		1,200	1,257,132

17

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Morocco(a)(j) — 0.1%
Morocco Government International Bond 3.00%, 12/15/32	USD	1,883	$1,786,496
4.00%, 12/15/50		1,310	1,193,738

			2,980,234

Nigeria — 0.0%
Nigeria Government International Bond, 7.88%, 02/16/32(e)		200	207,038

Oman(e)(j) — 0.1%
Oman Government International Bond 6.50%, 03/08/47		1,464	1,408,002
6.75%, 01/17/48		1,464	1,443,230

			2,851,232

Pakistan(e) — 0.1%
Pakistan Government International Bond 6.00%, 04/08/26		355	351,489
7.38%, 04/08/31		420	418,471
Pakistan Water & Power Development Authority, 7.50%, 06/04/31		730	722,043

			1,492,003

Panama — 0.4%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(a)		200	203,975
Panama Government International Bond(j)
3.88%, 03/17/28		600	650,925
9.38%, 04/01/29		982	1,436,175
3.16%, 01/23/30		1,800	1,855,462
2.25%, 09/29/32		200	187,663
6.70%, 01/26/36		1,219	1,621,879
4.50%, 05/15/47		200	218,038
4.50%, 04/16/50		2,041	2,216,143

			8,390,260

Paraguay(j) — 0.2%
Paraguay Government International Bond 4.70%, 03/27/27(e)		1,324	1,464,096
4.95%, 04/28/31(a)		2,091	2,352,767
5.40%, 03/30/50(a)		1,519	1,740,964

			5,557,827

Peru — 0.2%
Peruvian Government International Bond 2.39%, 01/23/26		69	70,328
4.13%, 08/25/27		85	93,968
2.78%, 01/23/31(j)		1,020	1,010,948
1.86%, 12/01/32(j)		1,864	1,693,094
3.30%, 03/11/41		45	43,628
5.63%, 11/18/50(j)		1,294	1,755,634

			4,667,600

Philippines — 0.0%
Philippine Government International Bond, 2.95%, 05/05/45(j)		200	190,225

Qatar — 0.2%
Qatar Government International Bond 4.50%, 04/23/28(e)		200	233,225
4.00%, 03/14/29(a)(j)		1,791	2,034,576

Security		Par (000)	Value

Qatar (continued)
Qatar Government International Bond (continued)
6.40%, 01/20/40(e)(j)	USD	1,606	$2,346,566
4.40%, 04/16/50(e)(j)		1,111	1,351,254

			5,965,621

Romania — 0.1%
Romanian Government International Bond 3.00%, 02/14/31(a)(j)		2,578	2,627,627
4.00%, 02/14/51(e)		80	79,490

			2,707,117

Russia — 0.2%
Russian Federal Bond - OFZ, 6.10%, 07/18/35	RUB	100,000	1,222,454
Russian Foreign Bond - Eurobond(e)(j)
4.25%, 06/23/27	USD	3,000	3,343,500
12.75%, 06/24/28		725	1,199,105

			5,765,059

Saudi Arabia(j) — 0.2%
Saudi Government International Bond 3.63%, 03/04/28(e)		263	288,642
4.38%, 04/16/29(a)		1,756	2,022,034
4.50%, 04/17/30(e)		1,003	1,173,510
3.25%, 10/22/30(a)		1,041	1,112,829

			4,597,015

Spain(a)(e) — 0.9%
Spain Government Bond 0.50%, 10/31/31	EUR	8,206	9,544,439
3.45%, 07/30/66		6,891	12,239,761

			21,784,200

Sri Lanka(e) — 0.1%
Sri Lanka Government International Bond 6.85%, 03/14/24(j)	USD	900	571,669
6.35%, 06/28/24(j)		1,100	701,456
7.85%, 03/14/29(j)		900	547,762
7.55%, 03/28/30		635	387,271

			2,208,158

Ukraine — 0.4%
Ukraine Government International Bond 7.75%, 09/01/23(e)		750	801,750
8.99%, 02/01/24(e)(j)		1,623	1,786,923
7.75%, 09/01/24(e)(j)		2,140	2,314,945
7.75%, 09/01/25(e)(j)		2,118	2,302,266
7.75%, 09/01/27(e)		179	193,689
7.25%, 03/15/33(a)(j)		1,392	1,404,006

			8,803,579

Uruguay — 0.1%
Uruguay Government International Bond 4.38%, 10/27/27		83	95,650
4.98%, 04/20/55(j)		1,444	1,804,057

			1,899,707

Total Foreign Agency Obligations — 7.3% (Cost: $180,313,266)			172,595,489

S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies

United States — 1.8%
Invesco Senior Loan ETF		665,437	$14,712,812
iShares China Large-Cap ETF(q)		9,792	381,203
iShares MSCI Brazil ETF(q)		23,271	747,697
iShares Russell 2000 ETF(q)		9,800	2,143,750
KraneShares CSI China Internet ETF		40,520	1,917,406
SPDR Bloomberg Barclays High Yield Bond ETF(i)		194,791	21,302,344
VanEck Semiconductor ETF		2,681	687,060

Total Investment Companies — 1.8% (Cost: $41,690,155)			41,892,272

		Par (000)

Non-Agency Mortgage-Backed Securities

United States — 10.9%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class A, 2.25%, 09/27/60	USD	490	491,674
Series 2020-C, Class B, 5.00%, 09/27/60		375	377,653
Series 2020-C, Class C, 0.00%, 09/27/60		1,182	1,176,210
Series 2021-G, Class A, 1.88%, 06/25/61(b)		6,459	6,573,301
Series 2021-G, Class B, 3.75%, 06/25/61(b)		693	706,017
Series 2021-G, Class C, 0.00%, 06/25/61(d)		1,285	1,206,083
BAMLL Commercial Mortgage Securities Trust(a)(b)
(1 mo. LIBOR US + 1.70%), 1.78%, 09/15/34		2,000	1,987,031
Series 2015-200P, Class F, 3.72%, 04/14/33		3,000	3,059,325
Series 2017-SCH, Class AL, (1 mo. LIBOR US + 0.90%), 0.98%, 11/15/32		2,000	1,964,908
Banc of America Commercial Mortgage Trust, Series 2007-4, Class H, 6.07%, 02/10/51(a)(b)		1,470	1,482,237
Bank, Series 2020-BN29, Class D, 2.50%, 11/15/53(a)		1,290	1,186,200
BFLD Trust, (1 mo. LIBOR US + 3.70%), 3.78%, 10/15/35(a)(b)		4,000	4,027,623
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.08%, 11/15/35		3,087	3,097,858
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.73%, 10/15/36		3,535	3,542,484
Series 2020-BXLP, Class G, (1 mo. LIBOR US + 2.50%), 2.58%, 12/15/36		4,608	4,602,442
Series 2020-FOX, Class F, (1 mo. LIBOR US + 4.25%), 4.33%, 11/15/32		3,858	3,882,735
Series 2020-VIVA, Class D, 3.67%, 03/11/44		2,006	2,053,947
Series 2020-VKNG, Class G, (1 mo. LIBOR US + 3.25%), 3.33%, 10/15/37		2,300	2,304,389
Series 2021-VINO, Class G, (1 mo. LIBOR US + 3.95%), 4.04%, 05/15/38		450	455,042
BX Trust(a)(b)
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.08%, 02/15/36		1,320	1,319,980
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.08%, 02/15/36		1,030	1,029,984
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.08%, 01/15/34		750	754,653
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.99%, 01/15/34		1,780	1,780,558
Series 2021-SDMF, Class J, (1 mo. LIBOR US + 4.03%), 4.13%, 09/15/23		2,410	2,402,505

Security		Par (000)	Value

United States (continued)
BX Trust(a)(b) (continued)
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 3.68%, 06/15/23	USD	2,455	$2,454,994
CFCRE Commercial Mortgage Trust(a)
Series 2018-TAN, Class C, 5.29%, 02/15/33		1,500	1,548,822
Series 2018-TAN, Class E, 6.66%, 02/15/33(b)		1,100	1,130,161
CFMT LLC, Series 2020-HB4, Class M4, 4.95%, 12/26/30(a)(b)		4,020	4,018,468
Citigroup Commercial Mortgage Trust(b)
Series 2014-GC19, Class D, 5.26%, 03/10/47(a)		2,090	2,218,800
Series 2015-GC27, Class C, 4.57%, 02/10/48		1,000	1,049,763
Series 2016-C1, Class C, 5.11%, 05/10/49		1,735	1,903,923
Series 2019-PRM, Class E, 4.89%, 05/10/36(a)		2,000	2,073,344
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.58%, 11/15/37(a)(b)		3,932	3,951,529
COMM Mortgage Trust(b)
Series 2015-CR25, Class C, 4.68%, 08/10/48		2,000	2,136,661
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)		1,900	1,839,717
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class F, (1 mo. LIBOR US + 2.65%), 2.73%, 05/15/36(a)(b)		4,400	4,405,294
CSAIL Commercial Mortgage Securities Trust,
Series 2018-CX12, Class C, 4.92%, 08/15/51(b)		2,300	2,508,467
CSMC, Series 2021-980M, Class E, 3.65%, 07/15/31(a)(b)		2,410	2,292,865
CSMC-FACT(a)(b)
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 4.95%, 10/15/37		1,000	1,026,078
Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.25%, 10/15/37		1,700	1,738,547
CSMC-NET, Series 2020-NET, Class D, 3.83%, 08/15/37(a)(b)		1,275	1,332,382
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,530,466
Freddie Mac(a)(b)
Series 2020-DNA5, Class B1, (30 day SOFR + 4.80%), 4.85%, 10/25/50		2,500	2,669,417
Series 2020-DNA6, Class B2, (30 day SOFR + 5.65%), 5.70%, 12/25/50		2,000	2,169,499
Series 2021-DNA1, Class B2, (30 day SOFR + 4.75%), 4.80%, 01/25/51		4,560	4,662,212
Series 2021-DNA2, Class B2, (30 day SOFR + 6.00%), 6.05%, 08/25/33		4,560	5,198,881
Series 2021-DNA5, Class B2, (30 day SOFR + 5.50%), 5.55%, 01/25/34		4,000	4,281,376
Series 2021-HQA1, Class B2, (30 day SOFR + 5.00%), 5.05%, 08/25/33		4,342	4,474,621
Series 2021-HQA2, Class B2, (30 day SOFR + 5.45%), 5.50%, 12/25/33		2,400	2,588,966
Series 2021-HQA3, Class B2, (30 day SOFR + 6.25%), 6.30%, 09/25/41		1,167	1,168,125
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30 day SOFR + 4.00%), 4.05%, 11/25/50(a)(b)		3,650	3,834,793
FREMF Mortgage Trust, 3.94%, 12/25/27(a)(b)		2,285	2,027,005
Grace Trust, Series 2020-GRCE, Class F, 2.77%, 12/10/40(a)(b)		2,000	1,771,659
GS Mortgage Securities Corp. Trust, Series 2020- TWN3, Class D, (1 mo. LIBOR US + 3.70%), 3.78%, 11/15/37(a)(b)		2,500	2,530,839

19

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
GS Mortgage Securities Trust, 1.35%, 10/15/36(a)(b)(c)	USD	1,540	$1,540,000
GSCG Trust, Series 2019-600C, Class F, 4.12%, 09/06/34(a)(b)		2,000	1,964,819
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.50%, 10/15/36(a)(b)(c)		2,385	2,385,000
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,635,579
InTown Hotel Portfolio Trust, Series 2018-STAY, Class E, (1 mo. LIBOR US + 3.35%), 3.43%, 01/15/33(a)(b)		1,790	1,793,406
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class e, (1 mo. LIBOR US + 3.90%), 3.98%, 06/15/32(a)(b)		2,400	2,392,880
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.08%, 07/15/36(a)(b)		2,320	2,284,614
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		65,629	810,185
Series 2021-1, Class AX1, 0.17%, 06/25/51		266,320	1,146,241
Series 2021-1, Class AX4, 0.40%, 06/25/51		17,007	167,278
Series 2021-1, Class B4, 3.07%, 06/25/51(d)		849	771,518
Series 2021-1, Class B5, 3.07%, 06/25/51(d)		1,019	854,416
Series 2021-1, Class B6, 3.01%, 06/25/51		1,541	627,213
Series 2021-4, Class B4, 2.90%, 08/25/51		1,267	1,111,844
Series 2021-4, Class B5, 2.90%, 08/25/51(d)		950	795,775
Series 2021-4, Class B6, 2.90%, 08/25/51(d)		2,243	882,209
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M2, (1 mo. LIBOR US + 0.60%), 0.69%, 06/25/37(a)(b)		2,735	2,311,253
MCM Trust, 3.00%, 08/25/28		2,655	1,913,120
Mello Warehouse Securitization Trust(a)(b)
Series 2020-2, Class F, (1 mo. LIBOR US + 3.25%), 3.34%, 11/25/53		2,280	2,273,610
Series 2020-2, Class G, (1 mo. LIBOR US + 4.75%), 4.84%, 11/25/53		1,370	1,369,998
Series 2021-1, Class G, (1 mo. LIBOR US + 4.38%), 4.46%, 02/25/55		4,560	4,559,291
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class C, 4.28%, 06/15/50		5,000	5,273,136
Series 2018-H4, Class C, 5.24%, 12/15/51		1,150	1,251,334
MSCG Trust, Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.13%, 10/15/37(a)(b)		3,000	2,999,969
New Residential Mortgage Loan Trust(a)(b) 3.53%, 07/25/55		1,370	1,357,527
4.33%, 07/25/55		1,022	1,011,806
Series 2019-RPL2, Class B3, 4.00%, 02/25/59		9,329	9,146,183
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.84%, 01/15/26(a)(b)		630	634,727
Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37(a)(b)		2,000	2,021,701
Provident Funding Mortgage Warehouse
Securitization Trust, (1 mo. LIBOR US + 5.50%), 5.59%, 02/25/55(a)(b)(d)		3,645	3,645,000
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 02/25/24(a)(b)		400	411,138
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 8.58%, 05/25/60(a)(b)		7,664	5,216,918

Security		Par (000)	Value

United States (continued)
Seasoned Loans Structured Transaction Trust, Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)(d)(j)	USD	8,000	$8,223,200
Seasoned Loans Structured Transaction Trust , Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)(j)		10,000	10,411,209
STAR Trust, 3.52%, 05/25/65(a)(b)		3,758	3,743,031
Starwood Mortgage Residential Trust(a)
Series 2020-INV, Class B1, 3.26%, 11/25/55		2,540	2,550,623
Series 2020-INV, Class B2, 4.26%, 11/25/55		1,225	1,224,194
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.93%, 06/15/26(a)(b)		2,435	2,434,993
TVC DSCR, 2.38%, 02/01/51(d)		5,173	5,438,064
UBS Commercial Mortgage Trust, Series 2018-C11, Class C, 5.05%, 06/15/51(b)		671	705,238
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D, 5.04%, 08/10/49(a)(b)		2,400	2,447,159
Verus Securitization Trust(a)(b) 3.25%, 02/25/64		2,735	2,748,149
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,413,365
Series 2020-5, Class B2, 4.71%, 05/25/65		1,400	1,408,648
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12 mo. MTA + 0.81%), 0.90%, 07/25/47(b)		1,430	1,296,693
Wells Fargo Commercial Mortgage Trust(b)
Series 2019-C50, Class XA, 1.58%, 05/15/52		25,524	2,153,136
Series 2021-FCMT, Class D, (1 mo. LIBOR US + 3.50%), 3.58%, 05/15/31(a)		750	751,876
Western Alliance Bank, 5.63%, 12/28/24(a)(b)		12,230	12,220,026

Total Non-Agency Mortgage-Backed Securities — 10.9% (Cost: $248,914,643)			256,731,805

	Benefical Interest (000)

Other Interests

Canada — 0.2%
Sprott Private Resource Streaming and Royalty LP(d)(r)	USD	4,640,000	5,503,504

Total Other Interests — 0.2% (Cost: $4,681,796)			5,503,504

		Par (000)

Preferred Securities

Capital Trusts — 0.3%(b)

China — 0.0%
Industrial & Commercial Bank of China Ltd., 3.20%(e)(m)	USD	650	651,625

Colombia — 0.1%
Banco Davivienda SA, 6.65%(a)(j)(m)		855	908,063

Mexico(j) — 0.2%
Banco Mercantil del Norte SA, 6.75%(a)(m)		2,077	2,193,572
BBVA Bancomer SA, 5.13%, 01/18/33(e)		1,200	1,246,500
Cemex SAB de CV, 5.13%(a)(m)		1,580	1,599,750

			5,039,822

S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom — 0.0%
Vodafone Group PLC, 7.00%, 04/04/79(g)(j)	USD	619	$757,194

			7,356,704

		Shares

Preferred Stocks — 2.4%

Germany — 0.4%
Porsche Automobil Holding SE, Preference Shares		12,717	1,257,588
Volkswagen AG, Preference Shares		19,612	4,371,565
Volocopter GMBH, (Acquired 03/03/21, Cost: $4,145,649)(d)(h)		780	4,233,319

			9,862,472

United Kingdom(d)(h) — 0.2%
Exscientia Ltd.
Series C-1, (Acquired 02/24/21, Cost: $936,831)		535	3,370,500
Series D-1, (Acquired 04/29/21, Cost: $469,291)		134	844,200

			4,214,700

United States — 1.8%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $3,044,600)(d)(h)		5,637	3,044,600
ByteDance Ltd., Series E, (Acquired 11/11/20, Cost: $4,444,110)(d)(h)		40,558	6,803,879
Cruise, Series G, (Acquired 03/25/21, Cost: $1,886,159)(d)(h)		71,581	1,868,264
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(d)(h)		13,490	2,973,871
Deep Instinct Ltd., Series D-2, (Acquired 03/19/21, Cost: $2,130,236)(d)(h)		350,490	2,418,381
Dream Finders Homes, Inc.		10,172	10,070,280
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(d)(h)		253,147	1,483,441
Jumpcloud, Inc., Series E-1, (Acquired 10/30/20, Cost: $2,052,443)(d)(h)		1,125,428	6,741,314
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(d)(h)		81,588	631,491
Noodle Partners, Inc., (Acquired 08/26/21, Cost: $1,751,669)(d)(h)		196,272	1,750,746
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(d)(h)		36,048	944,458
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(d)(h)		35,677	846,258
SambaNova Systems, Inc., (Acquired 04/09/21, Cost: $1,250,247)(d)(h)		13,158	1,425,801

Security		Shares	Value

United States (continued)
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(d)(h)		45,203	$706,071
Ursa Major Technologies, Inc., (Acquired 09/13/21, Cost: $1,732,297)(d)(h)		290,420	1,730,903

			43,439,758

			57,516,930

Total Preferred Securities — 2.7% (Cost: $54,477,771)			64,873,634

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.1%
Uniform Mortgage-Backed Securities, Series 2020- DNA6, Class B1, (30 day SOFR + 3.00%), 3.05%, 12/25/50(a)(b)	USD	2,000	2,025,043

Mortgage-Backed Securities — 3.7%
Uniform Mortgage-Backed Securities
2.50%, 10/14/21 - 11/01/51(s)		84,600	87,199,101
1.36%, 12/25/29		18,250	1,609,446

			88,808,547

Total U.S. Government Sponsored Agency Securities — 3.8% (Cost: $91,167,443)			90,833,590

		Shares

Warrants

Cayman Islands — 0.0%
TPG Pace Beneficial Finance Corp. (Expires 10/09/2027), Class A		17,970	35,581

Luxembourg — 0.0%
Lakestar Spac I SE (Expires 12/31/2025)		12,393	7,895

United States — 0.0%
Austerlitz Acquisition Corp. (Expires 02/19/2026), Class A, Class A		9,892	16,718
Cano Health, Inc. (Expires 06/03/2026)		33,630	138,892
Crown Proptech Acquisitions Pvt Ltd. (Expires 02/01/2026)(d)		74,120	35,578
EVgo, Inc. (Expires 09/15/2025)		40,220	71,994
Hippo Holdings, Inc. (Expires 07/30/2026)		11,689	10,757
Israel Amplify Program Corp. (Expires 06/30/2026)(c)(d)		74,067	95,546
Kins Private Placement(d)		184,016	103,049
Latch, Inc. (Expires 06/04/2026)		10,196	33,647

21

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT) (Percentages shown are based on Net Assets)

Security		Shares	Value

United States (continued)
Offerpad Solutions, Inc. (Expires 09/01/2026)		56,788	$99,379
Rotor Acqusition Ltd.(d)		27,280	28,371
Sarcos Technology and Robotics Corp. (Expires 06/15/2027), Class A, Class A		68,671	53,563
Volta, Inc. (Expires 08/26/2026)		41,430	106,061

			793,555

Total Warrants — 0.0% (Cost: $1,280,724)			837,031

Total Long-Term Investments — 129.8% (Cost: $2,932,214,267)			3,071,048,287

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(t)		25,841,505	25,841,505

Total Short-Term Securities — 1.1% (Cost: $25,841,505)			25,841,505

Options Purchased — 0.3% (Cost: $13,938,243)			8,785,691

Total Investments Before TBA Sale Commitments and Options Written — 131.2% (Cost: $2,971,994,015)			3,105,675,483

		Par (000)

TBA Sale Commitments

United States — (0.6)%
Uniform Mortgage-Backed Securities, 2.50%, 10/14/51(s)	USD	14,400	(14,847,187)

Total TBA Sale Commitments — (0.6)% (Proceeds: $(14,832,320))			(14,847,187)

Options Written — (0.2)% (Premiums Received: $(7,320,505))			(5,440,871)

Total Investments, Net of TBA Sale Commitments and Options Written — 130.4% (Cost: $2,949,841,190)			3,085,387,425

Liabilities in Excess of Other Assets — (30.4)%			(719,536,504)

Net Assets — 100.0%			$2,365,850,921

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than 1,000.
(g)	Non-income producing security.
(h)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $101,415,047, representing 4.3% of its net assets as of period end, and an original cost of $88,974,467.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)	Convertible security.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Perpetual security with no stated maturity date.
(n)	Zero-coupon bond.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Affiliate of the Trust.
(r)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)	Represents or includes a TBA transaction.
(t)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$226,446,562	$—	$ (200,605,057	)(a)	$—	$—	$25,841,505	25,841,505	$3,547	$—
iShares China Large-Cap ETF	—	1,614,416	(1,120,438)		(63,553)	(49,222)	381,203	9,792	—	—
iShares iBoxx $ High Yield Corporate Bond ETF(b)	24,455,960	10,812,282	(34,946,061)		593,462	(915,643)	—	—	261,099	—
iShares MSCI Brazil ETF	—	1,184,148	(209,352)		(29,522)	(197,577)	747,697	23,271	18,212	—

S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Affiliates (continued)

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

iShares MSCI Japan ETF(b)	$—	$1,415,349	$(1,512,005)	$96,656	$—	$—	—	$—	$—
iShares Russell 2000 ETF	6,607,222	—	(5,018,841)	290,811	264,558	2,143,750	9,800	13,957	—

				$887,854	$(897,884)	$29,114,155		$296,815	$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.32	%(b)	06/03/21	Open		$942,500	$943,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.34	(b)	06/03/21	Open		2,202,227	2,204,703	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/04/21	Open		922,032	922,924	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.34	(b)	06/04/21	Open		1,109,569	1,110,784	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		3,534,300	3,540,905	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		3,475,712	3,482,208	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/04/21	Open		1,996,387	2,000,119	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	06/04/21	Open		3,572,660	3,579,452	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/09/21	Open		1,631,855	1,633,648	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/09/21	Open		1,012,372	1,013,485	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/09/21	Open		2,069,064	2,071,337	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/09/21	Open		4,964,404	4,969,858	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/09/21	Open		2,149,665	2,152,027	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/11/21	Open		200,250	200,432	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/11/21	Open		1,630,925	1,632,406	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/11/21	Open		1,340,005	1,341,223	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		2,052,900	2,055,075	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		2,280,850	2,283,267	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		603,000	603,639	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,673,880	1,675,654	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,895,775	1,897,784	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,034,550	1,035,646	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,519,179	1,520,789	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		2,368,160	2,370,670	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,450,215	1,451,752	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		953,449	954,459	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,331,837	1,333,249	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		2,119,975	2,122,222	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		205,852	206,070	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		1,547,947	1,549,588	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/11/21	Open		3,058,015	3,061,256	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		949,142	950,292	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		1,008,537	1,009,758	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		2,057,160	2,059,651	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		222,606	222,876	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		231,863	232,144	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	06/11/21	Open		946,250	947,396	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		993,083	994,436	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		2,332,500	2,335,678	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		3,050,302	3,054,459	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		1,006,569	1,007,941	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		2,310,757	2,313,906	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		3,061,870	3,066,042	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/11/21	Open		2,264,766	2,267,852	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/11/21	Open		4,768,031	4,773,806	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/11/21	Open		3,077,702	3,081,430	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/11/21	Open		1,755,955	1,758,082	Corporate Bonds	Open/Demand

23

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.28	%(b)	06/23/21	Open		$565,706	$566,146	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/23/21	Open		1,394,245	1,396,181	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/23/21	Open		406,875	407,440	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/23/21	Open		423,563	424,151	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/23/21	Open		658,499	659,413	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/23/21	Open		449,820	450,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	06/23/21	Open		405,506	406,092	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	06/23/21	Open		473,156	473,840	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/23/21	Open		576,121	577,001	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/23/21	Open		819,612	820,865	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		664,197	664,843	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		684,000	684,665	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		387,400	387,777	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		635,325	635,943	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		919,575	920,469	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		609,469	610,061	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		345,803	346,139	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		599,909	600,492	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		656,308	656,946	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		415,125	415,529	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		1,084,534	1,085,588	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		715,300	715,995	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		801,250	802,029	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/23/21	Open		902,037	902,914	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/23/21	Open		361,683	362,084	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/23/21	Open		450,023	450,523	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/23/21	Open		898,750	899,749	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/23/21	Open		485,875	486,415	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/23/21	Open		3,869,685	3,873,985	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/24/21	Open		1,777,531	1,778,982	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	06/24/21	Open		254,430	254,794	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	06/24/21	Open		639,159	640,073	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	06/24/21	Open		182,369	182,629	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	06/24/21	Open		2,721,215	2,725,215	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/24/21	Open		522,761	523,544	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/24/21	Open		573,000	573,858	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/24/21	Open		2,321,375	2,324,851	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		156,500	156,651	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		149,500	149,644	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		161,000	161,155	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		347,563	347,897	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		176,750	176,920	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		702,214	702,883	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		239,794	240,022	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		160,500	160,654	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		222,058	222,271	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		151,750	151,896	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		173,250	173,417	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		249,844	250,084	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		152,250	152,397	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		164,000	164,158	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		159,075	159,228	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		578,925	579,477	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		196,000	196,187	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		166,000	166,158	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		1,028,604	1,029,584	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		657,900	658,527	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		484,218	484,679	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		608,438	609,017	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/24/21	Open		653,625	654,248	Foreign Agency Obligations	Open/Demand
TD Securities (USA) LLC	0.35	(b)	06/24/21	Open		195,440	195,628	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/24/21	Open		243,375	243,643	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	0.40	%(b)	06/24/21	Open		$235,770	$236,029	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/24/21	Open		231,861	232,116	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/24/21	Open		215,663	215,900	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/24/21	Open		249,400	249,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.46	(b)	06/24/21	Open		211,313	211,580	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	06/29/21	Open		4,210,582	4,214,172	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	06/29/21	Open		4,575,000	4,579,727	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.48	(b)	06/29/21	Open		3,425,191	3,429,438	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.50	(b)	06/29/21	Open		4,821,480	4,827,708	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/30/21	Open		156,251	156,453	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/30/21	Open		112,850	112,996	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	06/30/21	Open		128,063	128,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.00	(b)	06/30/21	Open		6,720,000	6,737,360	Non-Agency Mortgage-Backed Securities	Open/Demand
BNP Paribas S.A.	1.00	(b)	06/30/21	Open		8,320,000	8,341,493	Non-Agency Mortgage-Backed Securities	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/30/21	Open		92,625	92,709	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/30/21	Open		145,457	145,588	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/30/21	Open		673,371	673,980	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	06/30/21	Open		97,875	97,963	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	06/30/21	Open		121,061	121,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.33	(b)	07/01/21	Open		3,117,218	3,119,818	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/01/21	Open		4,462,500	4,468,478	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/01/21	Open		2,371,387	2,374,864	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		491,535	491,946	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		2,154,510	2,156,311	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		2,156,000	2,157,803	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		487,500	487,908	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		1,645,000	1,646,375	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		697,000	697,583	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		471,000	471,394	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		1,710,594	1,712,024	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		1,677,500	1,678,903	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/06/21	Open		1,403,325	1,404,498	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/06/21	Open		1,292,000	1,293,235	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/06/21	Open		526,625	527,191	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	0.25	(b)	07/06/21	Open		1,211,031	1,211,754	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.30	(b)	07/06/21	Open		1,151,726	1,152,552	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.35	(b)	07/06/21	Open		978,750	979,568	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.35	(b)	07/06/21	Open		821,437	822,124	Capital Trusts	Open/Demand
Nomura Securities International, Inc.	0.35	(b)	07/06/21	Open		2,302,020	2,303,945	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.35	(b)	07/06/21	Open		2,116,075	2,117,844	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.40	(b)	07/06/21	Open		2,472,061	2,474,423	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	0.45	(b)	07/06/21	Open		1,302,087	1,303,487	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/09/21	Open		364,980	365,321	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/13/21	Open		444,001	444,342	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/13/21	Open		1,144,185	1,145,456	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/14/21	Open		3,686,876	3,690,471	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		640,344	641,029	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		808,335	809,199	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		1,894,445	1,896,471	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		1,708,840	1,710,667	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		874,531	875,466	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		854,262	855,176	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/15/21	Open		1,220,275	1,221,580	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/15/21	Open		2,472,912	2,475,980	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,574,349	1,575,696	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,482,115	1,483,383	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		973,876	974,709	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,482,780	1,484,049	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,004,062	1,004,922	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		2,090,840	2,092,629	Corporate Bonds	Open/Demand

25

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Suisse Securities (USA) LLC	0.40	%(b)	07/15/21	Open		$836,142	$836,858	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,792,650	1,794,184	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,379,467	1,380,648	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		896,895	897,662	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		382,200	382,527	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,709,576	1,711,039	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,827,700	1,829,264	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,805,781	1,807,326	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,101,832	1,102,775	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,608,910	1,610,286	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/15/21	Open		1,620,045	1,621,431	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/15/21	Open		1,684,025	1,685,646	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/15/21	Open		1,707,637	1,709,281	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/15/21	Open		1,613,791	1,615,344	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/15/21	Open		1,380,469	1,381,797	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		1,556,086	1,557,751	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		1,497,536	1,499,138	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		1,060,500	1,061,634	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		915,840	916,819	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		2,176,151	2,178,479	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		1,329,919	1,331,341	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		941,387	942,394	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/15/21	Open		3,194,887	3,198,304	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.27	(b)	07/16/21	Open		76,904	76,946	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/16/21	Open		3,952,694	3,956,350	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/16/21	Open		3,851,854	3,855,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/16/21	Open		3,961,219	3,964,883	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		436,805	437,254	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		543,890	544,449	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		101,613	101,717	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		90,240	90,333	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		665,213	665,896	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		500,175	500,689	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		78,798	78,878	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		77,190	77,269	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		685,444	686,149	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		97,403	97,503	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		112,995	113,111	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		140,243	140,387	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		110,490	110,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		138,531	138,674	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		530,603	531,148	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		577,899	578,493	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		549,266	549,831	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		336,750	337,096	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		604,500	605,121	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		598,780	599,395	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		80,303	80,385	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		95,181	95,279	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		73,343	73,418	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		647,660	648,326	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		405,638	406,054	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		78,020	78,100	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		522,174	522,710	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		403,524	403,938	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		132,825	132,962	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		131,181	131,316	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		596,410	597,023	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		385,875	386,272	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		232,105	232,344	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		683,475	684,177	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		107,956	108,067	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	26

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.50	%(b)	07/16/21	Open		$93,726	$93,823	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		402,188	402,601	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		503,831	504,349	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		519,188	519,721	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		118,950	119,072	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		83,104	83,189	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		483,121	483,618	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		64,970	65,037	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		565,600	566,181	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		100,429	100,532	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		354,825	355,190	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open		506,910	507,431	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		184,885	185,083	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		183,121	183,317	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		155,003	155,168	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		181,240	181,434	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		155,230	155,396	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		155,630	155,796	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		209,965	210,189	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		1,073,107	1,074,255	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		178,654	178,845	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		187,688	187,888	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		201,731	201,947	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		154,840	155,005	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		163,296	163,471	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/16/21	Open		215,895	216,126	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	07/16/21	Open		1,023,150	1,024,286	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	07/16/21	Open		1,108,312	1,109,543	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.54	(b)	07/16/21	Open		1,123,605	1,124,852	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		891,660	892,723	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,597,924	1,599,829	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		227,850	228,122	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		534,599	535,236	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		314,325	314,700	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,321,942	1,323,519	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,301,250	1,302,801	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,025,325	1,026,547	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,086,806	1,088,102	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/16/21	Open		1,961,145	1,963,483	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	07/16/21	Open		3,932,775	3,937,545	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	07/16/21	Open		223,528	223,799	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		618,226	618,671	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		155,138	155,249	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		138,184	138,283	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		136,098	136,195	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		170,595	170,718	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		862,802	863,423	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open		270,109	270,303	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		674,160	674,714	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		291,150	291,389	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		268,758	268,978	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		715,740	716,328	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		298,800	299,046	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		272,606	272,830	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		610,133	610,634	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		264,000	264,217	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		648,423	648,956	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/16/21	Open		717,697	718,288	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		255,643	255,879	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		3,083,800	3,086,653	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		3,793,196	3,796,705	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/16/21	Open		1,475,595	1,477,112	Corporate Bonds	Open/Demand

27

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	0.40	%(b)	07/16/21	Open		$771,937	$772,572	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		763,919	764,547	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		612,425	612,929	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		776,340	776,978	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		236,801	237,011	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		236,143	236,351	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		242,208	242,422	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		182,009	182,170	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		229,661	229,864	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		224,400	224,598	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		229,468	229,670	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		182,044	182,205	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		228,153	228,354	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		206,048	206,230	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		187,868	188,034	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		225,851	226,051	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		205,065	205,246	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		221,253	221,448	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		237,181	237,391	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		204,085	204,265	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		194,360	194,532	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		171,094	171,245	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		231,088	231,292	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.43	(b)	07/16/21	Open		232,875	233,081	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		346,005	346,325	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		1,100,750	1,101,768	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		331,280	331,586	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		349,238	349,561	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		1,062,765	1,063,748	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		338,855	339,168	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		289,136	289,404	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		340,834	341,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	07/16/21	Open		338,840	339,153	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		1,098,360	1,099,105	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		67,875	67,921	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		119,790	119,871	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		877,030	877,625	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		497,613	497,950	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		108,736	108,810	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		4,676,572	4,679,745	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		74,804	74,854	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		120,193	120,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		962,775	963,428	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		92,750	92,813	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		81,281	81,336	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		120,945	121,027	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		85,360	85,418	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		107,100	107,173	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	07/16/21	Open		103,686	103,757	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		310,080	310,303	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		301,601	301,818	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		170,520	170,643	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		367,540	367,804	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		291,308	291,517	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		143,459	143,562	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		171,500	171,623	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.35	(b)	07/16/21	Open		272,413	272,608	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		76,256	76,319	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		167,825	167,963	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		90,125	90,199	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		299,986	300,233	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		109,190	109,280	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	28

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	0.40	%(b)	07/16/21	Open		$357,338	$357,631	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		769,472	770,105	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		363,675	363,974	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		3,645,440	3,648,437	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		111,445	111,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.40	(b)	07/16/21	Open		906,634	907,379	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/20/21	Open		672,570	673,108	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.28	(b)	07/22/21	Open		822,279	822,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.34	(b)	07/22/21	Open		1,277,650	1,278,495	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/22/21	Open		1,588,625	1,590,169	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/22/21	Open		771,375	772,125	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.52	(b)	07/22/21	Open		1,778,308	1,780,106	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/22/21	Open		1,108,859	1,110,001	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/22/21	Open		1,046,925	1,048,004	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/22/21	Open		1,146,564	1,147,746	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/22/21	Open		1,182,000	1,183,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/22/21	Open		1,177,500	1,178,828	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	07/22/21	Open		1,214,156	1,215,526	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/22/21	Open		1,099,500	1,100,141	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/22/21	Open		273,520	273,680	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/22/21	Open		1,879,820	1,880,917	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/22/21	Open		2,629,785	2,631,319	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	07/22/21	Open		3,185,650	3,187,508	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		1,175,342	1,176,142	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		1,880,550	1,881,830	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		1,703,250	1,704,409	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		190,196	190,326	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		939,675	940,314	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		197,597	197,731	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/22/21	Open		208,250	208,392	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		928,462	929,185	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		2,241,282	2,243,025	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		342,581	342,848	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,061,115	1,061,940	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,327,500	1,328,532	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,232,797	1,233,756	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,185,451	1,186,373	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		2,234,960	2,236,698	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,010,040	1,010,826	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	07/22/21	Open		1,118,340	1,119,210	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/22/21	Open		1,824,397	1,825,994	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/22/21	Open		1,803,657	1,805,236	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/22/21	Open		1,123,661	1,124,645	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		3,545,000	3,548,447	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		1,280,680	1,281,925	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		3,211,000	3,214,122	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		2,972,750	2,975,640	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		4,056,250	4,060,194	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		1,300,950	1,302,215	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		2,535,000	2,537,465	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		4,225,000	4,229,108	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		3,325,000	3,328,233	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		1,437,149	1,438,546	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		1,268,025	1,269,258	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	07/22/21	Open		3,276,000	3,279,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/22/21	Open		212,657	212,760	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/22/21	Open		1,279,781	1,280,403	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/22/21	Open		1,096,957	1,097,490	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		814,125	814,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,015,875	1,016,665	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		310,050	310,291	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		314,500	314,745	Corporate Bonds	Open/Demand

29

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	0.40	%(b)	07/22/21	Open		$988,706	$989,475	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,062,270	1,063,096	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,649,265	1,650,548	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		497,008	497,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	07/26/21	Open		1,635,078	1,635,078	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.15	(b)	07/26/21	Open		1,755,000	1,755,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	07/26/21	Open		2,906,844	2,908,176	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	07/26/21	Open		1,714,312	1,715,098	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,855,000	1,856,020	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,817,600	1,818,600	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,654,605	1,655,515	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,973,475	1,974,560	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,404,375	1,405,147	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,637,435	1,638,336	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,933,327	1,934,391	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,747,812	1,748,774	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,540,000	1,540,847	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,415,312	1,416,091	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,219,650	1,220,331	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,692,500	1,693,431	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,833,000	1,834,008	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		2,087,371	2,088,519	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		1,458,000	1,458,802	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		2,106,793	2,107,952	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/26/21	Open		2,481,500	2,482,865	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/26/21	Open		1,244,857	1,245,783	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.85	(b)	07/26/21	Open		2,045,137	2,048,373	Corporate Bonds	Open/Demand
BofA Securities, Inc.	0.28	(b)	07/29/21	Open		5,363,167	5,365,795	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/09/21	Open		3,515,191	3,516,714	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	08/09/21	Open		1,108,366	1,109,007	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.25	(b)	08/13/21	Open		1,580,052	1,580,557	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,238,837	1,239,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,363,125	1,363,648	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		670,625	670,882	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,179,375	1,179,827	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		226,931	227,018	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,395,000	1,395,535	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,438,125	1,438,676	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		2,611,310	2,612,311	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,335,000	1,335,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,316,000	1,316,504	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/13/21	Open		1,400,625	1,401,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/13/21	Open		325,806	326,014	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.27	(b)	08/13/21	Open		509,530	509,706	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.28	(b)	08/13/21	Open		283,693	283,794	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	08/13/21	Open		275,138	275,239	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.29	(b)	08/13/21	Open		278,885	278,988	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	08/13/21	Open		188,670	188,742	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	08/13/21	Open		270,510	270,614	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	08/13/21	Open		271,423	271,527	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	08/13/21	Open		185,115	185,186	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	08/13/21	Open		402,738	402,902	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	08/13/21	Open		300,886	301,009	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	08/13/21	Open		182,903	182,977	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	08/13/21	Open		492,443	492,644	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.28	(b)	08/13/21	Open		674,625	674,866	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/13/21	Open		507,968	508,162	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/13/21	Open		229,169	229,257	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/13/21	Open		364,585	364,725	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/13/21	Open		190,585	190,658	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	08/13/21	Open		358,560	358,697	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/13/21	Open		1,376,471	1,377,087	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Suisse Securities (USA) LLC	0.35	%(b)	08/13/21	Open		$719,831	$720,153	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	08/13/21	Open		239,456	239,579	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	08/13/21	Open		285,065	285,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	08/13/21	Open		283,985	284,076	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	08/13/21	Open		235,476	235,560	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	08/13/21	Open		226,993	227,074	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		288,773	288,883	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		230,313	230,401	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		227,806	227,894	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		360,214	360,352	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		229,401	229,489	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		224,406	224,492	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		225,395	225,481	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		228,678	228,765	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		223,789	223,875	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	08/13/21	Open		224,438	224,524	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		223,226	223,298	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		422,821	422,956	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		265,200	265,285	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		280,830	280,920	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		223,544	223,615	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		227,125	227,198	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.25	(b)	08/13/21	Open		231,210	231,284	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	0.33	(b)	08/13/21	Open		203,288	203,373	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/20/21	Open		1,090,500	1,090,854	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/20/21	Open		879,000	879,286	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/20/21	Open		1,078,500	1,078,851	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/20/21	Open		1,021,500	1,021,832	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/20/21	Open		786,625	786,881	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/20/21	Open		958,500	958,863	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/20/21	Open		945,000	945,358	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/20/21	Open		993,000	993,376	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/20/21	Open		1,965,659	1,966,404	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/20/21	Open		1,003,500	1,003,880	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		867,150	867,425	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		656,006	656,214	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		991,500	991,814	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		1,419,990	1,420,440	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		611,175	611,369	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		693,963	694,182	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		737,587	737,821	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		1,221,625	1,222,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		1,368,034	1,368,467	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		622,625	622,822	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		734,250	734,483	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	08/23/21	Open		1,160,250	1,160,617	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/23/21	Open		1,180,350	1,180,786	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/23/21	Open		1,228,125	1,228,579	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/23/21	Open		1,250,625	1,251,087	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/23/21	Open		1,032,000	1,032,381	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	08/23/21	Open		1,185,840	1,186,278	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.40	(b)	08/24/21	Open		1,732,800	1,733,512	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	08/26/21	Open		451,125	451,322	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	08/26/21	Open		466,875	467,079	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.58	(b)	08/26/21	Open		314,325	314,463	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	09/02/21	Open		122,044	122,101	Corporate Bonds	Open/Demand

31

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Reverse Repurchase Agreements (continued)

							Face Value		Remaining
	Interest		Trade	Maturity			Including	Type of Non-Cash Underlying	Contractual Maturity
Counterparty	Rate		Date	Date	(a)	Face Value	Accrued Interest	Collateral	of the Agreements(a	)

Credit Suisse Securities (USA) LLC	0.50	%(b)	09/02/21	Open		$1,039,037	$1,039,456	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/20/21	Open		235,635	235,664	Corporate Bonds	Open/Demand

						$551,463,082	$551,983,546

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Exchange Traded Bitcoin Futures	5	10/29/21	$1,090	$36,282
Euro Bund	272	12/08/21	53,505	(848,462)
FTSE 100 Index	3	12/17/21	286	2,462
FTSE/MIB Index	10	12/17/21	1,470	(15,661)
Russell 2000 E-Mini Index	29	12/17/21	3,191	(51,352)
U.S. Long Bond	116	12/21/21	18,502	(342,755)
Ultra U.S. Treasury Bond	108	12/21/21	20,689	(658,603)
5-Year U.S. Treasury Note	2,795	12/31/21	343,217	(1,788,118)

				(3,666,207)

Short Contracts 30-Year Euro Buxl Bond	71	12/08/21	16,723	536,149
Euro BTP	79	12/08/21	13,905	216,807
Euro OAT	48	12/08/21	9,227	157,863
Euro Stoxx 50 Index	407	12/17/21	19,084	463,086
NASDAQ 100 E-Mini Index	166	12/17/21	48,746	2,479,531
S&P 500 E-Mini Index	733	12/17/21	157,513	5,308,092
10-Year U.S. Treasury Note	92	12/21/21	12,118	101,619
10-Year U.S. Ultra Long Treasury Note	1,673	12/21/21	243,343	3,039,299
Long Gilt	113	12/29/21	19,055	507,644
2-Year U.S. Treasury Note	886	12/31/21	194,989	45,537

				12,855,627

				$9,189,420

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,932,855	EUR	4,147,362	Morgan Stanley & Co. International PLC	10/14/21	$127,880
USD	2,045,235	EUR	1,728,200	Morgan Stanley & Co. International PLC	10/20/21	42,781
USD	3,618,824	EUR	3,071,180	Citibank N.A.	10/28/21	59,728
USD	12,424,706	EUR	10,499,029	State Street Bank and Trust Co.	10/28/21	257,705
USD	56,923	AUD	76,911	State Street Bank and Trust Co.	10/29/21	1,315
USD	1,724,438	EUR	1,457,171	HSBC Bank USA N.A.	10/29/21	35,736
USD	3,671,234	EUR	3,095,909	Morgan Stanley & Co. International PLC	10/29/21	83,413
USD	5,601,236	EUR	4,749,751	Morgan Stanley & Co. International PLC	10/29/21	96,791
USD	154,529	GBP	112,407	Citibank N.A.	11/04/21	3,066
USD	624,822	GBP	451,344	Citibank N.A.	11/04/21	16,657
USD	5,692,568	EUR	4,851,293	Bank of America N.A.	11/18/21	68,306
EUR	3,061,276	USD	3,547,955	Citibank N.A.	12/15/21	3,322
EUR	3,061,276	USD	3,546,739	Goldman Sachs International	12/15/21	4,538
USD	4,779,945	EUR	4,070,082	JPMorgan Chase Bank N.A.	12/15/21	58,388
USD	7,103,844	EUR	6,122,552	JPMorgan Chase Bank N.A.	12/15/21	1,290

S C H E D U L E O F I N V E S T M E N T S	32

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	96,901	USD	75,756	Citibank N.A.	12/16/21	$748
JPY	13,582,146	USD	121,583	State Street Bank and Trust Co.	12/16/21	532
JPY	64,031,454	USD	572,445	State Street Bank and Trust Co.	12/16/21	3,252
RUB	221,218,619	USD	2,992,474	Citibank N.A.	12/16/21	10,145
SEK	652,901	USD	74,570	UBS AG	12/16/21	61
SEK	8,188,087	USD	933,899	UBS AG	12/16/21	2,045
USD	6,102,430	AUD	8,326,000	State Street Bank and Trust Co.	12/16/21	81,113
USD	16,515,074	CAD	20,883,684	BNP Paribas SA	12/16/21	27,232
USD	5,883,288	CHF	5,398,742	Morgan Stanley & Co. International PLC	12/16/21	79,541
USD	192,842	EUR	163,970	BNP Paribas SA	12/16/21	2,620
USD	301,002	EUR	256,396	BNP Paribas SA	12/16/21	3,557
USD	10,379,964	EUR	8,740,000	Citibank N.A.	12/16/21	240,678
USD	2,329,052	EUR	1,981,617	Deutsche Bank AG	12/16/21	30,175
USD	4,101,950	EUR	3,461,565	Deutsche Bank AG	12/16/21	86,184
USD	515	EUR	435	HSBC Bank USA N.A.	12/16/21	11
USD	32,764	EUR	28,241	HSBC Bank USA N.A.	12/16/21	1
USD	329,194,041	EUR	280,265,798	JPMorgan Chase Bank N.A.	12/16/21	4,057,304
USD	4,412,020	EUR	3,782,001	Morgan Stanley & Co. International PLC	12/16/21	24,515
USD	11,883,938	EUR	10,186,960	Morgan Stanley & Co. International PLC	12/16/21	66,032
USD	63,935,595	GBP	46,184,276	Citibank N.A.	12/16/21	1,700,020
USD	63,627,846	GBP	46,184,276	JPMorgan Chase Bank N.A.	12/16/21	1,392,271
USD	22,448,061	HKD	174,664,008	Goldman Sachs International	12/16/21	6,972
USD	14,542,613	JPY	1,589,569,310	Barclays Bank PLC	12/16/21	251,061
USD	5,289	JPY	582,881	Morgan Stanley & Co. International PLC	12/16/21	48
USD	297,619	NOK	2,556,424	Deutsche Bank AG	12/16/21	5,356
USD	22,608,919	SEK	193,885,512	Deutsche Bank AG	12/16/21	446,722

						9,379,112

BRL	3,816,051	USD	741,862	Citibank N.A.	10/14/21	(42,194)
EUR	1,141,452	USD	1,349,559	BNP Paribas SA	10/14/21	(27,116)
EUR	2,046,248	USD	2,419,913	HSBC Bank USA N.A.	10/14/21	(49,208)
EUR	995,520	USD	1,185,141	Bank of America N.A.	10/29/21	(31,442)
EUR	6,476,878	USD	7,678,709	Deutsche Bank AG	10/29/21	(172,713)
GBP	345	USD	479	State Street Bank and Trust Co.	11/04/21	(14)
GBP	5,201,655	USD	7,226,789	State Street Bank and Trust Co.	11/04/21	(217,798)
EUR	4,067,300	USD	4,723,295	BNP Paribas SA	12/15/21	(4,965)
EUR	4,067,300	USD	4,726,887	Citibank N.A.	12/15/21	(8,558)
EUR	2,031,103	USD	2,381,265	Morgan Stanley & Co. International PLC	12/15/21	(25,055)
EUR	2,031,103	USD	2,380,859	Morgan Stanley & Co. International PLC	12/15/21	(24,649)
EUR	4,097,573	USD	4,810,359	Morgan Stanley & Co. International PLC	12/15/21	(56,910)
EUR	10,247,511	USD	12,042,670	Morgan Stanley & Co. International PLC	12/15/21	(154,898)
AUD	98,604	USD	72,216	Deutsche Bank AG	12/16/21	(907)
BRL	19,909,071	USD	3,751,686	Morgan Stanley & Co. International PLC	12/16/21	(140,515)
CAD	825,087	USD	651,862	Citibank N.A.	12/16/21	(449)
CHF	448,891	USD	486,045	Deutsche Bank AG	12/16/21	(3,480)
CHF	427,102	USD	463,496	State Street Bank and Trust Co.	12/16/21	(4,353)
EUR	837,542	USD	990,342	Bank of America N.A.	12/16/21	(18,708)
EUR	4,991,498	USD	5,881,500	Citibank N.A.	12/16/21	(90,856)
EUR	222,221	USD	262,743	Deutsche Bank AG	12/16/21	(4,945)
EUR	2,228,311	USD	2,613,205	Deutsche Bank AG	12/16/21	(28,138)
EUR	2,855,510	USD	3,377,423	Deutsche Bank AG	12/16/21	(64,742)
EUR	211,480	USD	247,858	Goldman Sachs International	12/16/21	(2,520)
EUR	619,188	USD	720,372	Goldman Sachs International	12/16/21	(2,051)
EUR	60,113	USD	71,198	HSBC Bank USA N.A.	12/16/21	(1,460)
EUR	404,088	USD	474,803	HSBC Bank USA N.A.	12/16/21	(6,020)
EUR	891,928	USD	1,042,482	HSBC Bank USA N.A.	12/16/21	(7,755)
EUR	395,826	USD	464,906	Morgan Stanley & Co. International PLC	12/16/21	(5,709)
EUR	699,122	USD	827,361	State Street Bank and Trust Co.	12/16/21	(16,309)
EUR	901,776	USD	1,067,454	State Street Bank and Trust Co.	12/16/21	(21,302)
EUR	7,080,493	USD	8,381,169	State Street Bank and Trust Co.	12/16/21	(167,079)
EUR	1,759,404	USD	2,082,896	UBS AG	12/16/21	(41,810)
GBP	46,184,276	USD	63,627,846	JPMorgan Chase Bank N.A.	12/16/21	(1,392,271)

33

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	178,870,701	USD	1,627,214	Deutsche Bank AG	12/16/21	$(19,018)
JPY	78,316,870	USD	706,452	Morgan Stanley & Co. International PLC	12/16/21	(2,318)
JPY	81,380,595	USD	742,688	Morgan Stanley & Co. International PLC	12/16/21	(11,008)
JPY	79,673,644	USD	725,203	State Street Bank and Trust Co.	12/16/21	(8,870)
MXN	28,368,776	USD	1,408,508	Citibank N.A.	12/16/21	(48,496)
NOK	26,876	USD	3,100	Bank of America N.A.	12/16/21	(28)
SEK	3,027,061	USD	350,781	BNP Paribas SA	12/16/21	(4,771)
SEK	5,923,744	USD	687,664	Citibank N.A.	12/16/21	(10,547)
SEK	311,230	USD	36,153	Deutsche Bank AG	12/16/21	(577)
SEK	1,373,757	USD	158,238	Deutsche Bank AG	12/16/21	(1,209)
SEK	2,213,152	USD	254,877	HSBC Bank USA N.A.	12/16/21	(1,901)
SEK	2,751,178	USD	317,949	HSBC Bank USA N.A.	12/16/21	(3,474)
SEK	6,222,055	USD	721,235	HSBC Bank USA N.A.	12/16/21	(10,020)
SEK	8,266,697	USD	960,886	HSBC Bank USA N.A.	12/16/21	(15,956)
SEK	11,606,114	USD	1,340,271	HSBC Bank USA N.A.	12/16/21	(13,627)
SEK	6,606,305	USD	755,931	State Street Bank and Trust Co.	12/16/21	(794)
USD	46	CNH	297	Deutsche Bank AG	12/16/21	—
USD	12,134,229	CNH	78,960,703	Deutsche Bank AG	12/16/21	(43,784)

						(3,033,297)

						$6,345,815

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	1,046	10/01/21	USD	441.00	USD	44,888	$4,707
Apple, Inc.	121	10/15/21	USD	155.00	USD	1,712	1,694
Barclays PLC	560	10/15/21	GBP	1.90	GBP	1,062	34,898
Best Buy Co., Inc.	92	10/15/21	USD	120.00	USD	973	920
Constellation Brands, Inc., Class A	104	10/15/21	USD	245.00	USD	2,191	1,040
Constellation Brands, Inc., Class A	61	10/15/21	USD	225.00	USD	1,285	5,795
Deere & Co.	28	10/15/21	USD	380.00	USD	938	700
iShares China Large-Cap ETF	2,400	10/15/21	USD	43.00	USD	9,343	8,400
iShares MSCI Japan ETF	576	10/15/21	USD	74.00	USD	4,046	6,912
Masco Corp.	161	10/15/21	USD	60.00	USD	894	2,415
Micron Technology, Inc.	165	10/15/21	USD	75.00	USD	1,171	7,013
Nucor Corp.	117	10/15/21	USD	110.00	USD	1,152	7,898
SPDR S&P 500 ETF Trust	396	10/15/21	USD	453.00	USD	16,994	5,346
SPDR S&P 500 ETF Trust	3,963	10/15/21	USD	450.00	USD	170,068	93,130
SPDR S&P 500 ETF Trust	1,037	10/15/21	USD	442.00	USD	44,502	135,847
TE Connectivity Ltd.	64	10/15/21	USD	145.00	USD	878	3,840
Thermo Fisher Scientific, Inc.	21	10/15/21	USD	560.00	USD	1,200	40,845
TJX Cos., Inc.	276	10/15/21	USD	75.00	USD	1,821	1,656
United Parcel Service, Inc., Class B	44	10/15/21	USD	200.00	USD	801	726
Wells Fargo & Co.	570	10/15/21	USD	50.00	USD	2,645	17,955
Xilinx, Inc.	179	10/15/21	USD	160.00	USD	2,703	31,951
Alphabet Inc., Class C	6	11/19/21	USD	3,000.00	USD	1,599	9,300
Alphabet Inc., Class C	4	11/19/21	USD	2,900.00	USD	1,066	12,380
Best Buy Co., Inc.	111	11/19/21	USD	125.00	USD	1,173	4,163
BNP Paribas SA	59	11/19/21	EUR	57.00	EUR	327	12,541
iShares China Large-Cap ETF	554	11/19/21	USD	45.00	USD	2,157	4,986
Microsoft Corp.	27	11/19/21	USD	300.00	USD	761	11,610
Parker-Hannifin Corp.	72	11/19/21	USD	340.00	USD	2,013	4,500
salesforce.com, Inc.	67	11/19/21	USD	280.00	USD	1,817	49,412
salesforce.com, Inc.	239	11/19/21	USD	300.00	USD	6,482	53,536
Societe Generale SA	119	11/19/21	EUR	28.00	EUR	324	14,542
SPDR S&P 500 ETF Trust	778	11/19/21	USD	448.00	USD	33,387	228,343
Williams-Sonoma, Inc.	133	11/19/21	USD	170.00	USD	2,358	206,815
Alphabet Inc., Class C	3	12/17/21	USD	2,950.00	USD	800	10,605

S C H E D U L E O F I N V E S T M E N T S	34

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call (continued)
Amazon.com, Inc.	3	12/17/21	USD	3,650.00	USD	986	$12,668
Best Buy Co., Inc.	373	12/17/21	USD	115.00	USD	3,943	110,035
Diamondback Energy, Inc.	374	12/17/21	USD	90.00	USD	3,541	433,840
Diamondback Energy, Inc.	625	12/17/21	USD	115.00	USD	5,917	203,125
Freeport-McMoRan, Inc.	952	12/17/21	USD	33.00	USD	3,097	249,424
Thermo Fisher Scientific, Inc.	22	12/17/21	USD	580.00	USD	1,257	51,040
SPDR S&P 500 ETF Trust	1,037	12/31/21	USD	465.00	USD	44,502	149,846
SPDR S&P 500 ETF Trust	518	12/31/21	USD	448.00	USD	22,229	303,807
Devon Energy Corp.	1,335	01/21/22	USD	28.00	USD	4,741	1,128,075
Devon Energy Corp.	1,082	01/21/22	USD	35.00	USD	3,842	408,455
Energy Transfer LP	1,137	01/21/22	USD	10.00	USD	1,089	67,083
FedEx Corp.	44	01/21/22	USD	280.00	USD	965	4,422

							4,158,241

Put
SPDR S&P 500 ETF Trust	468	10/01/21	USD	435.00	USD	20,084	262,782
SPDR S&P 500 ETF Trust	434	10/15/21	USD	433.00	USD	18,625	363,258
iShares iBoxx $ High Yield Corporate Bond ETF	1,820	11/19/21	USD	85.00	USD	15,923	80,990
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,122	11/19/21	USD	131.00	USD	28,229	190,980
Lowe’s Cos., Inc.	123	11/19/21	USD	195.00	USD	2,495	69,802
SPDR S&P 500 ETF Trust	239	11/19/21	USD	428.00	USD	10,256	277,240
Spire Global Inc., Class A	32	11/19/21	USD	10.00	USD	40	6,800
90-Day Eurodollar Future	179	12/10/21	USD	99.37	USD	44,528	10,069
90-Day Eurodollar Future	1,496	12/10/21	USD	98.38	USD	368,035	504,900
SPDR S&P 500 ETF Trust	195	12/17/21	USD	423.00	USD	8,368	259,740

							2,026,561

							$6,184,802

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Put
EUR Currency	One Touch	Bank of America N.A.	—	10/04/21	USD	1.16	USD	1.16	EUR	170	$82,706
EUR Currency	One Touch	UBS AG	—	10/11/21	USD	1.15	USD	1.15	EUR	337	75,479

											$158,185

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Generac Holdings, Inc.	Credit Suisse International	2,294	11/19/21	USD	450.00	USD	937	$23,743
Wells Fargo & Co.	Citibank N.A.	114,000	11/19/21	USD	49.00	USD	5,291	137,565
WillScot Mobile Mini Holdings Corp.	Credit Suisse International	9,596	12/17/21	USD	30.00	USD	304	28,446
Amazon.com, Inc.	Citibank N.A.	1,000	06/17/22	USD	4,150.00	USD	3,285	64,575

								254,329

Put
Asml Holding NV	Goldman Sachs International	1,750	10/15/21	EUR	620.00	EUR	1,130	16,866
EUR Currency	Deutsche Bank AG	—	10/15/21	USD	1.16	EUR	23,882	206,621
S&P 500 Index	Morgan Stanley & Co. International PLC	2,875	10/15/21	USD	4,339.43	USD	12,384	229,840
USD Currency	Deutsche Bank AG	—	11/03/21	BRL	5.20	USD	2,981	9,810

								463,137

								$717,466

35

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Dual Binary Options Purchased

Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value

Call
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	151	10/15/21	USD	690	$9,966
SPX >= 4,567.729 and USSW10 >= 1.70	Goldman Sachs International	151	10/29/21	USD	690	30,999

						$40,965

(a)	Option only pays if both terms are met on the expiration date.

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 11/21/51	3-Month LIBOR, 0.13%	Quarterly	1.34%	Semi-Annual	Morgan Stanley & Co. International PLC	11/19/21	1.34%	USD	7,155	$10,037
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.26%	Semi-Annual	Goldman Sachs International	11/26/21	1.26	USD	9,306	18,984
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.30%	Semi-Annual	Goldman Sachs International	11/26/21	1.30	USD	8,468	22,065
20-Year Interest Rate Swap, 11/28/41	3-Month LIBOR, 0.13%	Quarterly	1.56%	Semi-Annual	Goldman Sachs International	11/26/21	1.56	USD	4,516	24,190
30-Year Interest Rate Swap, 11/28/51	3-Month LIBOR, 0.13%	Quarterly	1.56%	Semi-Annual	Goldman Sachs International	11/26/21	1.56	USD	3,384	22,916
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.40	USD	4,159	19,525
10-Year Interest Rate Swap, 12/26/31	6-Month EURIBOR, (0.53%)	Semi-Annual	0.07%	Annual	Goldman Sachs International	12/24/21	0.07	EUR	9,317	43,382
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,605	121,185
30-Year Interest Rate Swap, 04/22/52	3-Month LIBOR, 0.13%	Quarterly	1.60%	Semi-Annual	Goldman Sachs International	04/20/22	1.60	USD	4,604	121,163
10-Year Interest Rate Swap, 04/23/32	3-Month LIBOR, 0.13%	Quarterly	1.30%	Semi-Annual	Morgan Stanley & Co. International PLC	04/21/22	1.30	USD	9,779	78,369
1-Year Interest Rate Swap, 03/18/24	3-Month LIBOR, 0.13%	Quarterly	0.80%	Semi-Annual	Morgan Stanley & Co. International PLC	03/16/23	0.80	USD	124,708	258,442

										740,258

Put
5-Year Interest Rate Swap, 11/10/26	1.15%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Citibank N.A.	11/08/21	1.15	USD	23,695	66,400
30-Year Interest Rate Swap, 11/18/51	0.48%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	JPMorgan Chase Bank N.A.	11/16/21	0.48	EUR	9,062	228,389
30-Year Interest Rate Swap, 11/26/51	0.49%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	11/24/21	0.49	EUR	8,897	228,958
30-Year Interest Rate Swap, 12/11/51	0.52%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	Goldman Sachs International	12/09/21	0.52	EUR	8,408	208,870
10-Year Interest Rate Swap, 12/31/31	1.79%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Goldman Sachs International	12/29/21	1.79	USD	11,646	78,873
1-Year Interest Rate Swap, 07/07/23	0.50%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	07/05/22	0.50	USD	133,380	132,525

										944,015

										$1,684,273

S C H E D U L E O F I N V E S T M E N T S	36

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Applied Materials, Inc.	113	10/15/21	USD	150.00	USD	1,455	$(1,356)
iShares China Large-Cap ETF	2,400	10/15/21	USD	46.00	USD	9,343	(2,400)
iShares MSCI Japan ETF	576	10/15/21	USD	77.00	USD	4,046	(2,592)
Micron Technology, Inc.	226	10/15/21	USD	80.00	USD	1,604	(1,921)
NVIDIA Corp.	50	10/15/21	USD	240.00	USD	1,036	(1,625)
SPDR S&P 500 ETF Trust	1,037	10/15/21	USD	452.00	USD	44,502	(16,074)
Xilinx, Inc.	179	10/15/21	USD	175.00	USD	2,703	(6,802)
Best Buy Co., Inc.	111	11/19/21	USD	145.00	USD	1,173	(1,776)
ConocoPhillips	324	11/19/21	USD	70.00	USD	2,196	(83,268)
iShares China Large-Cap ETF	554	11/19/21	USD	49.00	USD	2,157	(11,634)
JPMorgan Chase & Co.	13	11/19/21	USD	170.00	USD	213	(4,225)
Lowe’s Cos., Inc.	123	11/19/21	USD	225.00	USD	2,495	(18,548)
salesforce.com, Inc.	239	11/19/21	USD	320.00	USD	6,482	(16,133)
SPDR S&P 500 ETF Trust	1,433	11/19/21	USD	460.00	USD	61,496	(87,413)
Bank of America Corp.	169	12/17/21	USD	45.00	USD	717	(18,843)
Best Buy Co., Inc.	373	12/17/21	USD	125.00	USD	3,943	(40,843)
BP PLC	414	12/17/21	USD	30.00	USD	1,131	(23,656)
Comcast Corp., Class A	213	12/17/21	USD	62.50	USD	1,191	(10,863)
Diamondback Energy, Inc.	374	12/17/21	USD	130.00	USD	3,541	(56,100)
Diamondback Energy, Inc.	625	12/17/21	USD	135.00	USD	5,917	(73,437)
EQT Corp.	311	12/17/21	USD	25.00	USD	636	(27,439)
Freeport-McMoRan, Inc.	952	12/17/21	USD	40.00	USD	3,097	(69,020)
Johnson & Johnson	72	12/17/21	USD	180.00	USD	1,163	(3,924)
SPDR S&P 500 ETF Trust	239	12/17/21	USD	455.00	USD	10,256	(67,398)
UnitedHealth Group, Inc.	30	12/17/21	USD	450.00	USD	1,172	(4,830)
SPDR S&P 500 ETF Trust	518	12/31/21	USD	480.00	USD	22,229	(18,907)
SPDR S&P 500 ETF Trust	518	12/31/21	USD	470.00	USD	22,229	(47,915)
Devon Energy Corp.	1,082	01/21/22	USD	40.00	USD	3,842	(212,072)
Devon Energy Corp.	1,335	01/21/22	USD	38.00	USD	4,741	(339,757)

							(1,270,771)

Put
SPDR S&P 500 ETF Trust	1,048	10/01/21	USD	420.00	USD	44,974	(18,340)
Apple, Inc.	121	10/15/21	USD	135.00	USD	1,712	(15,549)
Applied Materials, Inc.	113	10/15/21	USD	110.00	USD	1,455	(3,899)
Barclays PLC	560	10/15/21	GBP	1.65	GBP	1,062	(4,716)
Constellation Brands, Inc., Class A	165	10/15/21	USD	200.00	USD	3,476	(33,825)
Deere & Co.	28	10/15/21	USD	330.00	USD	938	(17,570)
Delphi Automotive PLC	76	10/15/21	USD	140.00	USD	1,132	(8,170)
Hilton Worldwide Holdings, Inc.	96	10/15/21	USD	110.00	USD	1,268	(2,400)
Intuitive Surgical, Inc.	12	10/15/21	USD	925.00	USD	1,193	(8,460)
Masco Corp.	161	10/15/21	USD	55.00	USD	894	(15,698)
Micron Technology, Inc.	160	10/15/21	USD	67.50	USD	1,136	(10,320)
Nucor Corp.	117	10/15/21	USD	92.50	USD	1,152	(18,427)
SPDR S&P 500 ETF Trust	434	10/15/21	USD	413.00	USD	18,625	(122,605)
TE Connectivity Ltd.	64	10/15/21	USD	125.00	USD	878	(4,480)
Thermo Fisher Scientific, Inc.	21	10/15/21	USD	490.00	USD	1,200	(840)
Thermo Fisher Scientific, Inc.	23	10/15/21	USD	500.00	USD	1,314	(1,208)
TJX Cos., Inc.	440	10/15/21	USD	65.00	USD	2,903	(52,140)
United Parcel Service, Inc., Class B	44	10/15/21	USD	180.00	USD	801	(11,352)
Alphabet Inc., Class C	6	11/19/21	USD	2,600.00	USD	1,599	(54,990)
Alphabet Inc., Class C	4	11/19/21	USD	2,500.00	USD	1,066	(23,980)
BNP Paribas SA	59	11/19/21	EUR	50.00	EUR	327	(7,928)
Boston Scientific Corp.	289	11/19/21	USD	38.00	USD	1,254	(12,716)
Comcast Corp., Class A	870	11/19/21	USD	50.00	USD	4,866	(56,550)
Edwards Lifesciences Corp.	108	11/19/21	USD	100.00	USD	1,223	(15,930)
iShares iBoxx $ High Yield Corporate Bond ETF	1,820	11/19/21	USD	82.00	USD	15,923	(42,770)
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,122	11/19/21	USD	128.00	USD	28,229	(90,185)
Lowe’s Cos., Inc.	123	11/19/21	USD	180.00	USD	2,495	(28,597)
Microsoft Corp.	27	11/19/21	USD	265.00	USD	761	(16,470)
Parker-Hannifin Corp.	72	11/19/21	USD	250.00	USD	2,013	(26,640)
Societe Generale SA	119	11/19/21	EUR	24.00	EUR	324	(6,203)

37

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put (continued)
SPDR S&P 500 ETF Trust	239	11/19/21	USD	398.00	USD	10,256	$(115,078)
10-Year U.S. Treasury Note Future	328	11/26/21	USD	131.00	USD	43,204	(210,125)
Alphabet Inc., Class C	3	12/17/21	USD	2,550.00	USD	800	(28,185)
Amazon.com, Inc.	3	12/17/21	USD	3,100.00	USD	986	(28,695)
Charter Communications, Inc., Class A	32	12/17/21	USD	680.00	USD	2,328	(55,200)
SPDR S&P 500 ETF Trust	195	12/17/21	USD	388.00	USD	8,368	(115,830)
UnitedHealth Group, Inc.	30	12/17/21	USD	350.00	USD	1,172	(21,150)
Energy Transfer LP	1,137	01/21/22	USD	8.00	USD	1,089	(35,247)
FedEx Corp.	44	01/21/22	USD	220.00	USD	965	(63,030)

							(1,405,498)

							$(2,676,269)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Asml Holding NV	Goldman Sachs International	1,750	10/15/21	EUR	700.00	EUR	1,130	$(5,573)
Wells Fargo & Co.	Citibank N.A.	114,000	11/19/21	USD	54.00	USD	5,291	(31,405)

								(36,978)

Put
Adidas AG	Credit Suisse International	3,400	10/15/21	EUR	280.00	EUR	924	(44,583)
EUR Currency	Deutsche Bank AG	—	10/15/21	USD	1.15	EUR	23,882	(80,778)
USD Currency	Deutsche Bank AG	—	11/03/21	BRL	4.85	USD	2,981	(307)
Generac Holdings, Inc.	Credit Suisse International	2,294	11/19/21	USD	360.00	USD	937	(21,675)
Wells Fargo & Co.	Citibank N.A.	57,000	11/19/21	USD	42.00	USD	2,645	(55,079)
Lvmh Moet Hennessy Louis Vuitton	UBS AG	1,500	12/17/21	EUR	600.00	EUR	930	(41,753)
WillScot Mobile Mini Holdings Corp.	Credit Suisse International	9,596	12/17/21	USD	25.00	USD	304	(2,337)
Amazon.com, Inc.	Citibank N.A.	500	06/17/22	USD	2,800.00	USD	1,643	(61,962)

								(308,474)

								$(345,452)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
1-Year Interest Rate Swap, 03/18/24	0.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.40%	USD	124,708	$(67,311)
1-Year Interest Rate Swap, 03/18/24	0.60%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	Morgan Stanley & Co. International PLC	03/16/23	0.60	USD	124,708	(140,922)

										(208,233)

Put
10-Year Interest Rate Swap, 10/14/31	3-Month LIBOR, 0.13%	Quarterly	1.59%	Semi-Annual	Citibank N.A.	10/12/21	1.59	USD	33,197	(90,940)
5-Year Interest Rate Swap, 10/14/26	3-Month LIBOR, 0.13%	Quarterly	1.18%	Semi-Annual	Citibank N.A.	10/12/21	1.18	USD	45,788	(23,608)
30-Year Interest Rate Swap, 11/18/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.78%	Annual	JPMorgan Chase Bank N.A.	11/16/21	0.78	EUR	9,062	(20,457)
10-Year Interest Rate Swap, 11/19/31	3-Month LIBOR, 0.13%	Quarterly	1.62%	Semi-Annual	Morgan Stanley & Co. International PLC	11/17/21	1.62	USD	22,524	(163,264)
30-Year Interest Rate Swap, 11/21/51	3-Month LIBOR, 0.13%	Quarterly	1.94%	Semi-Annual	Morgan Stanley & Co. International PLC	11/19/21	1.94	USD	7,155	(109,304)
30-Year Interest Rate Swap, 11/26/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.79%	Annual	Goldman Sachs International	11/24/21	0.79	EUR	8,897	(25,392)

S C H E D U L E O F I N V E S T M E N T S	38

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put (continued)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.70%	Semi-Annual	Goldman Sachs International	11/26/21	1.70%	USD	8,468	$(49,350)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.71%	Semi-Annual	Goldman Sachs International	11/26/21	1.71	USD	9,306	(51,723)
20-Year Interest Rate Swap, 11/28/41	3-Month LIBOR, 0.13%	Quarterly	1.96%	Semi-Annual	Goldman Sachs International	11/26/21	1.96	USD	4,516	(45,570)
30-Year Interest Rate Swap, 11/28/51	3-Month LIBOR, 0.13%	Quarterly	2.01%	Semi-Annual	Goldman Sachs International	11/26/21	2.01	USD	3,384	(40,941)
30-Year Interest Rate Swap, 12/11/51	6-Month EURIBOR, (0.53%)	Semi-Annual	0.82%	Annual	Goldman Sachs International	12/09/21	0.82	EUR	8,408	(30,212)
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.90%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.90	USD	4,159	(107,991)
30-Year Interest Rate Swap, 12/19/51	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.97	USD	4,167	(83,786)
5-Year Interest Rate Swap, 12/19/26	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.31	USD	21,115	(60,991)
10-Year Interest Rate Swap, 12/25/31	3-Month LIBOR, 0.13%	Quarterly	1.72%	Semi-Annual	Goldman Sachs International	12/23/21	1.72	USD	20,089	(163,850)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.13%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	11,916	(117,574)
10-Year Interest Rate Swap, 01/28/32	3-Month LIBOR, 0.13%	Quarterly	1.76%	Semi-Annual	Goldman Sachs International	01/26/22	1.76	USD	23,831	(235,148)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	19,270	(270,247)
5-Year Interest Rate Swap, 06/17/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Barclays Bank PLC	06/15/26	3.04	USD	19,271	(270,257)
5-Year Interest Rate Swap, 07/02/31	3-Month LIBOR, 0.13%	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International PLC	06/30/26	3.04	USD	17,717	(250,312)

										(2,210,917)

										$(2,419,150)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)

CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	CCC-		USD 20,240		$1,809,160	$753,395		$1,055,765
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	B+		USD 9,213		853,761	653,396		200,365
ITRAXX.XO.34.V1	5.00	Quarterly	12/20/25	B		EUR 34,106		4,831,272	4,106,672		724,600
ITRAXX.XO.35.V1	5.00	Quarterly	06/20/26	B		EUR 4,639		635,436	652,903		(17,467)

								$8,129,629	$6,166,366		$1,963,263

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

				Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency

1-Month MXIBOR, 4.75%	Monthly	4.42%	Monthly	N/A	02/28/23	MXN	88,484	$(100,564)	$12	$(100,576)
1-Month MXIBOR, 4.75%	Monthly	4.50%	Monthly	N/A	03/03/23	MXN	88,456	(96,387)	13	(96,400)
1-Month MXIBOR, 4.75%	Monthly	4.68%	Monthly	N/A	02/27/24	MXN	62,782	(128,733)	11	(128,744)
1-Month MXIBOR, 4.75%	Monthly	4.86%	Monthly	N/A	03/01/24	MXN	62,782	(117,006)	11	(117,017)
0.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	03/08/24	USD	79,575	172,065	496	171,569
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/28/24	USD	17,798	(20,280)	126	(20,406)

39

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)

				Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency
0.51%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/15/24	USD	16,466	$27,000	$117	$26,883
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/16/24	USD	24,810	14,589	176	14,413
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/22/24	USD	24,485	14,467	175	14,292
0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/23/24	USD	16,158	39,285	115	39,170
0.49%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		07/23/24	USD	16,158	40,734	115	40,619
0.56%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/12/24	USD	24,674	30,044	180	29,864
0.55%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/13/24	USD	16,080	22,652	117	22,535
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,071	12,160	60	12,100
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,071	11,557	60	11,497
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	7,990	11,082	59	11,023
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,111	10,838	60	10,778
0.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/27/24	USD	8,111	10,378	60	10,318
0.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/19/26	USD	15,214	180,134	123	180,011
0.70%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/23/26	USD	4,158	46,681	34	46,647
3-Month LIBOR, 0.13%	Quarterly	0.83%	Semi-Annual	N/A		03/09/26	USD	48,830	(284,278)	400	(284,678)
0.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/26/26	USD	70,700	1,108,684	613	1,108,071
0.64%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/26	USD	106,500	1,622,440	925	1,621,515
0.85%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/26	USD	35,500	172,538	308	172,230
3-Month LIBOR, 0.13%	Quarterly	0.98%	Semi-Annual	N/A		06/29/26	USD	10,679	(1,637)	94	(1,731)
3-Month LIBOR, 0.13%	Quarterly	0.87%	Semi-Annual	N/A		07/13/26	USD	9,703	(60,022)	85	(60,107)
0.94%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/26	USD	5,628	41,167	51	41,116
1.17%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/04/31	USD	5,187	149,777	79	149,698
1.20%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/05/31	USD	3,049	81,968	46	81,922
3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	N/A		04/07/31	USD	22,642	(111,530)	353	(111,883)
3-Month LIBOR, 0.13%	Quarterly	1.42%	Semi-Annual	N/A		04/08/31	USD	13,011	(39,804)	203	(40,007)
1.57%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/27/31	USD	8,424	(72,707)	133	(72,840)
1.54%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/28/31	USD	1,495	(8,647)	24	(8,671)
2.18%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/17/26	(a)	06/17/31	USD	12,721	(73,591)	118	(73,709)
2.18%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/17/26	(a)	06/17/31	USD	12,910	(73,945)	120	(74,065)
2.16%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	06/18/26	(a)	06/18/31	USD	12,910	(63,608)	120	(63,728)
1.99%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	07/02/26	(a)	07/02/31	USD	5,315	16,274	49	16,225
1.99%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	07/02/26	(a)	07/02/31	USD	12,402	35,700	115	35,585
0.02%	Annual	6-Month EURIBOR, (0.53%)	Semi-Annual	N/A		08/26/31	EUR	9,317	135,548	186	135,362
1.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/31	USD	4,388	74,855	70	74,785
1.38%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/14/21	(a)	10/14/31	USD	6,391	110,842	102	110,740
1.40%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	10/12/21	(a)	10/14/31	USD	7,217	110,936	116	110,820
1.44%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/26/21	(a)	11/26/31	USD	3,858	52,803	62	52,741
1.41%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/30/21	(a)	11/28/31	USD	2,669	44,815	43	44,772
1.70%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/26/21	(a)	11/26/41	USD	2,070	50,789	49	50,740
1.45%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		12/12/50	USD	2,193	199,796	68	199,728
1.45%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/09/51	USD	7,090	665,513	217	665,296
1.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/09/51	USD	2,422	183,937	74	183,863
1.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		01/25/51	USD	5,110	263,609	157	263,452
1.58%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/01/51	USD	5,275	336,839	162	336,677
1.66%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/06/51	USD	2,952	128,834	91	128,743
1.68%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/06/51	USD	3,049	118,590	94	118,496
1.91%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		02/22/51	USD	1,179	(18,492)	36	(18,528)
1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/30/51	USD	718	(25,403)	23	(25,426)
2.01%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		05/30/51	USD	4,357	(193,272)	136	(193,408)
2.04%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		06/07/51	USD	1,360	(67,896)	43	(67,939)
3-Month LIBOR, 0.13%	Quarterly	1.83%	Semi-Annual	N/A		06/22/51	USD	3,001	(4,159)	94	(4,253)
1.63%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A		08/23/51	USD	1,036	54,978	32	54,946
1.71%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	11/30/21	(a)	11/30/51	USD	978	37,500	30	37,470

									$4,880,437	$7,841	$4,872,596

(a)	Forward Swap.

S C H E D U L E O F I N V E S T M E N T S	40

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rite Aid Corp.	5.00%	Quarterly	Goldman Sachs International	06/20/26	USD	209	$33,593	$17,556	$16,037

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Trust Fibrauno	1.00%	Quarterly	Citibank N.A.	06/20/26	N/R	USD 2,964		$(200,070)	$(312,159)	$112,089
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD 829		(55,957)	(87,476)	31,519
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD 2,000		(153,563)	(454,182)	300,619
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD 2,000		(153,564)	(443,384)	289,820
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD 1,500		(115,173)	(169,319)	54,146

								$(678,327)	$(1,466,520)	$788,193

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

				Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency

China Fixing Repo Rates 7-Day, 2.37%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY 157,107	$120,759	$—	$120,759

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	3-Month LIBOR minus 2.15%, 0.13%	Monthly	Citibank N.A.	N/A	10/19/21	USD	1,442	$(723)	$—	$(723)
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.13%	Monthly	Citibank N.A.	N/A	10/19/21	USD	1,460	31,766	—	31,766
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.13%	Monthly	Citibank N.A.	N/A	10/19/21	USD	1,460	31,550	—	31,550
iShares iBoxx $ Investment Grade Corporate Bond ETF	Monthly	3-Month LIBOR minus 0.85%, 0.13%	Monthly	Citibank N.A.	N/A	10/21/21	USD	1,436	24,518	—	24,518

41

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

OTC Total Return Swaps (continued)

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation Depreciation
Rate/Reference	Frequency	Rate/Reference	Frequency

iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	3-Month LIBOR minus 1.80%, 0.13%	Monthly	Citibank N.A.	N/A	12/17/21	USD	10,877	$68,100	$—	$68,100
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Goldman Sachs International	N/A	12/20/21	USD	21,590	87,975	(6,453)	94,428
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	12/20/21	USD	26,618	72,062	(7,956)	80,018
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Monthly	Goldman Sachs International	N/A	03/20/22	USD	21,590	75,312	(6,453)	81,765
3-Month LIBOR, 0.13%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	03/20/22	USD	26,618	56,724	(7,956)	64,680

									$447,284	$(28,818)	$476,102

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/24/23 – 10/11/23	$3,995,763	$211,886	(c)	$4,210,280	0.4%
	Monthly	JPMorgan Chase Bank N.A.(d)	11/15/21	(5,105,101)	337,168	(e)	(4,733,483)	0.2

					$549,054		$(523,203)

(a)

The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(2,631) of net dividends and financing fees.
(e)	Amount includes $(34,450) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)
Range:	18-30 basis points	15-26 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

S C H E D U L E O F I N V E S T M E N T S	42

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 and October 11, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Italy
Leonardo SpA	764,722	$6,254,014	148.5%

Total Reference Entity — Long		6,254,014

Reference Entity — Short

Common Stocks

United States
Doordash, Inc., Class A	(9,922)	(2,043,734)	(48.5)

Total Reference Entity — Short		(2,043,734)

Net Value of Reference Entity — Citibank N.A.		$4,210,280

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date November 15, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Short

Common Stocks

Switzerland
Credit Suisse Group AG	(138,728)	$(1,370,114)	28.9%

United States
Walgreens Boots Alliance, Inc.	(71,485)	(3,363,369)	71.1

		(4,733,483)

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(4,733,483)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$245,757,997	$25,636,527	$271,394,524
Common Stocks
Argentina	12,560,233	—	—	12,560,233
Canada	22,251,098	—	—	22,251,098
Cayman Islands	11,561,660	—	—	11,561,660
China	9,169,453	12,467,025	—	21,636,478
Finland	—	3,869,489	—	3,869,489
France	—	51,406,224	—	51,406,224
Germany	15,539,278	52,809,746	—	68,349,024
Hong Kong	—	9,067,768	—	9,067,768

43

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)

India	$—	$—	$8,752,539	$8,752,539
Ireland	6,868,916	—	—	6,868,916
Israel	12,466,131	—	—	12,466,131
Italy	—	20,448,498	—	20,448,498
Japan	—	14,557,028	—	14,557,028
Netherlands	8,554,622	45,018,595	—	53,573,217
Norway	—	207,864	—	207,864
Poland	—	952,164	—	952,164
Singapore	2,007,999	—	—	2,007,999
South Korea	—	6,056,320	—	6,056,320
Spain	10,463,395	—	—	10,463,395
Sweden	—	16,061,190	—	16,061,190
Switzerland	10,759,384	2,293,713	—	13,053,097
Taiwan	12,220,316	—	—	12,220,316
United Kingdom	10,118,371	48,867,110	4,009,668	62,995,149
United States	793,419,551	43,570,596	10,313,385	847,303,532

Corporate Bonds

Argentina	—	1,318,851	—	1,318,851
Australia	—	404,128	6,019,280	6,423,408
Austria	—	3,327,638	—	3,327,638
Bahamas	—	1,116,891	—	1,116,891
Bahrain	—	3,081,881	—	3,081,881
Bermuda	1,204,552	4,785,515	—	5,990,067
Brazil	—	21,949,502	—	21,949,502
British Virgin Islands	—	426,665	—	426,665
Canada	—	3,225,578	—	3,225,578
Cayman Islands	—	54,942,532	—	54,942,532
Chile	—	8,094,038	—	8,094,038
China	—	31,297,281	—	31,297,281
Colombia	—	10,572,580	—	10,572,580
Cyprus	—	457,580	—	457,580
Dominican Republic	—	2,998,189	—	2,998,189
France	—	4,664,560	—	4,664,560
Germany	—	10,399,397	—	10,399,397
Guatemala	—	5,717,194	—	5,717,194
Hong Kong	—	4,174,612	—	4,174,612
India	—	23,333,475	—	23,333,475
Indonesia	—	8,204,489	—	8,204,489
Ireland	—	1,567,355	—	1,567,355
Israel	—	2,975,678	—	2,975,678
Italy	—	4,515,156	—	4,515,156
Japan	—	275,639	—	275,639
Jersey	—	486,883	—	486,883
Kuwait	—	1,400,875	—	1,400,875
Luxembourg	—	25,104,802	—	25,104,802
Macau	—	11,118,131	—	11,118,131
Malaysia	—	216,486	—	216,486
Mauritius	—	8,533,886	—	8,533,886
Mexico	—	28,894,864	—	28,894,864
Morocco	—	1,216,950	—	1,216,950
MultiNational	—	549,940	—	549,940
Netherlands	—	11,919,103	—	11,919,103
Oman	—	1,542,379	—	1,542,379
Panama	—	3,941,932	—	3,941,932
Paraguay	—	749,469	—	749,469
Peru	—	4,998,375	—	4,998,375
Qatar	—	201,335	—	201,335
S.Georgia/S.San	—	—	1,365,524	1,365,524
Saudi Arabia	—	6,117,845	—	6,117,845
Singapore	—	7,890,808	—	7,890,808
South Africa	—	4,211,252	—	4,211,252
Turkey	—	759,139	—	759,139

S C H E D U L E O F I N V E S T M E N T S	44

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)

United Arab Emirates	$—	$5,105,793	$—	$5,105,793
United Kingdom	—	11,953,273	—	11,953,273
United States	—	242,480,758	5,157,713	247,638,471
Vietnam	—	1,493,265	—	1,493,265
Floating Rate Loan Interests	—	207,407,747	61,828,346	269,236,093
Foreign Agency Obligations	—	172,595,489	—	172,595,489
Investment Companies	41,892,272	—	—	41,892,272
Non-Agency Mortgage-Backed Securities	—	234,915,540	21,816,265	256,731,805
Other Interests	—	—	5,503,504	5,503,504
Preferred Securities
Capital Trusts	—	7,356,704	—	7,356,704

Preferred Stocks

Germany	—	5,629,153	4,233,319	9,862,472
United States	10,070,280	—	33,369,478	43,439,758
United Kingdom	—	—	4,214,700	4,214,700
U.S. Government Sponsored Agency Securities	—	90,833,590	—	90,833,590

Warrants	574,487	—	262,544	837,031

Short-Term Securities
Money Market Funds	25,841,505	—	—	25,841,505
Options Purchased
Equity Contracts	5,669,833	501,035	—	6,170,868
Foreign Currency Exchange Contracts	—	374,616	—	374,616
Interest Rate Contracts	514,969	1,684,273	—	2,199,242
Other Contracts	—	40,965	—	40,965
Unfunded SPAC PIPE Commitments(a)	—	—	1,041,660	1,041,660
Liabilities
Investments
TBA Sale Commitments	—	(14,847,187)	—	(14,847,187)

	$1,023,728,305	$1,874,617,199	$193,524,452	$3,091,869,956

Derivative Financial Instruments(b)
Assets
Commodity Contracts	$36,282	$—	$—	$36,282
Credit Contracts	—	2,784,960	—	2,784,960
Equity Contracts	8,253,171	704,988	—	8,958,159
Foreign Currency Exchange Contracts	—	9,379,112	—	9,379,112
Interest Rate Contracts	4,604,918	6,878,362	—	11,483,280
Liabilities
Credit Contracts	—	(17,467)	—	(17,467)
Equity Contracts	(2,514,609)	(283,638)	—	(2,798,247)
Foreign Currency Exchange Contracts	—	(3,114,382)	—	(3,114,382)
Interest Rate Contracts	(3,848,063)	(3,983,266)	—	(7,831,329)

	$6,531,699	$12,348,669	$—	$18,880,368

(a)	Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

45

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $551,983,546 are categorized as Level 2 within the fair value hierarchy.

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests	Preferred Stocks	Unfunded SPAC PIPE Commitments	Warrants	Total

Assets
Opening balance, as of December 31, 2020	$5,944,767	$6,344,102	$—	$21,252,633	$8,104,000	$—	$13,303,782	$—	$184,016	$55,133,300
Transfers into Level 3	6,248,254	—	—	—	—	4,640,000	—	—	—	10,888,254
Transfers out of Level 3	(5,944,767)	—	—	—	—	—	—	—	—	(5,944,767)
Accrued discounts/premiums	6,853	—	5,404	11,921	(17,178)	—	—	—	—	7,000
Net realized gain (loss)	—	—	—	1,211,160	9,884	—	19,144	—	—	1,240,188
Net change in unrealized appreciation (depreciation)(a)	(1,232,008)	4,227,121	(1,989)	71,083	395,696	821,708	6,301,725	1,041,660	(171,773)	11,453,223
Purchases	20,613,428	13,732,085	12,539,102	61,591,030	13,400,486	41,796	28,666,258	—	250,301	150,834,486
Sales	—	(1,227,716)	—	(22,309,481)	(76,623)	—	(6,473,412)	—	—	(30,087,232)

Closing balance, as of September 30, 2021	$25,636,527	$23,075,592	$12,542,517	$61,828,346	$21,816,265	$5,503,504	$41,817,497	$1,041,660	$262,544	$193,524,452

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$(1,232,008)	$4,227,742	$(1,989)	$275,259	$395,696	$821,708	$11,102,960	$1,041,660	$(171,773)	$16,459,255

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $80,108,567. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$17,610,482	Market	EBITDA Multiple	24.00x		—
			Revenue Multiple	6.75x - 24.00x		7.56x
			Volatility	38% - 63%		44%
			Time to Exit	1.0 - 3.1		1.4
			Recent Transactions	$ 5.99 - $3,840.52		$ 3,247.96

Asset Backed Securities	4,426,514	Income	Discount Rate	5%		—

Corporate Bonds	11,176,993	Market	Recent Transactions	72.29 - $72.29		72.29
		Income	Discount Rate	10%		—

Floating Rate Loan Interests	32,618,351	Income	Discount Rate	6% - 10%		8%

S C H E D U L E O F I N V E S T M E N T S	46

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Capital Allocation Trust (BCAT)

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Other Interests	5,503,504	Market	Discount Rate	5%		—

Preferred Stocks(a)	41,817,497	Income	Discount Rate	40%		—
		Market	Revenue Multiple	1.50x - 35.62x		18.42x
			Time to Exit	1.5 - 4.3		3.6
			Volatility	50% - 84%		67%
			Recent Transactions	$ 5.96 - $540.11		$229.29

Warrants	262,544	Market	Time to Exit	0.1 - 2.2		1.3
			Volatility	38% - 54%		42%

	$113,415,885

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

(b)

For the period end September 30, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $13,545,194 changed to Curent Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNH	Chinese Yuan

CNY	Chinese Yuan

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	New Russian Ruble

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

ADR	American Depositary Receipt

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

Portfolio Abbreviation (continued)

FTSE	Financial Times Stock Exchange

GOL	General Obligation Ltd.

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

MXIBOR	Mexico Interbank Offered Rate

PIK	Payment-in-Kind

PIPE	Private Investment in Public Equity

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPAC	Special Purpose Acquisition Company

SPDR	Standard & Poor’s Depository Receipt

TAN	Tax Anticipation Notes

TBA	To-Be-Announced

47